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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21654

                          Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2009 through May 31, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



                        Pioneer Floating
                        Rate Trust
--------------------------------------------------------------------------------
                        Semiannual Report | May 31, 2010
--------------------------------------------------------------------------------

                        Ticker Symbol: PHD



                        [LOGO] PIONEER
                               Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                   2

Portfolio Management Discussion                                         4

Portfolio Summary                                                       9

Prices and Distributions                                               10

Performance Update                                                     11

Schedule of Investments                                                12

Financial Statements                                                   36

Notes to Financial Statements                                          41

Trustees, Officers and Service Providers                               50

                    Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

2   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury
-----------------------
Daniel K. Kingsbury
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of the Trust's management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                    Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  3

Portfolio Management Discussion | 5/31/10

Floating-rate loans produced relatively strong results during the six months ended May 31, 2010, as defaults declined and the market returned to more normal conditions after the turmoil of 2008 and 2009. In the following interview, Jonathan Sharkey discusses the performance of Pioneer Floating Rate Trust during the six months ended May 31, 2010. Mr. Sharkey, a member of Pioneer's Fixed-Income Department, is responsible for the daily management of the Trust.

Q  How did the Trust perform over the six months ended May 31, 2010?

A For the six-month period ended May 31, 2010, Pioneer Floating Rate Trust returned 9.70% at net asset value and 9.27% at market price. The Trust's benchmark, the Credit Suisse (CS) Leveraged Loan Index (the Credit Suisse Index), returned 6.28% over the same period. Unlike the Trust, the Credit Suisse Index does not employ leverage. On May 31, 2010, the Trust's SEC yield was 10.69% at market price.

   On May 31, 2010, the Trust's common shares were selling at a premium of market price-to-net asset value of 0.83%. Unlike open-ended funds, the market prices of closed-end fund shares go up and down based on supply and demand, irrespective of a closed-end fund's net asset value per share. It is not unusual to find closed-end fund shares trading at a discount or premium to their net asset value. In May 2010, we reduced the Trust's dividend rate, as the London Interbank Offering Rate (LIBOR) remained relatively stable and some of the riskier loans and bonds with higher yields in the Trust's portfolio were paid off with refinancing due to stronger credit markets and as a result were replenished with somewhat lower yielding loans. These loans were, in general, lower yielding but of higher quality leading to an improvement in the overall quality in the portfolio. The Trust's default rate was greater than the Credit Suisse Index, but it continues to decline.

Q What was the investment environment like during the six-month period ended May 31, 2010?

A  During the first five months of the period (December 2009 through April
   2010), floating-rate bank loans, along with other credit-sensitive investments, performed well, as investors poured money into the market. Prices of bank loans were also supported by the heavy new issuance of high-yield bonds, many of which were used to retire existing bank loans. Issuance of bank loans also increased, with newer issues generally offering better yields compared to more seasoned loans with similar ratings. In the floating-rate loan market, lower-rated loans appreciated more than higher-quality, less

4   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10
   risky investments, as we continued to see buying of more distressed names by high-yield and hedge fund investors.

   In May, however, the floating-rate loan market, as measured by the Credit Suisse (CS) Leveraged Loan Index, declined by 2.06%. This represents the first monthly decline since December 2008. Several factors contributed to the downturn in floating-rate loans, including: debt problems in Europe; a decline in new issuance of high-yield debt, which reduced bond-for-loan take-out activity; and relatively weak investor demand for bank loans by high-yield investors and hedge funds, as high-yield securities became cheap relative to bank loans.

Q  Can you comment on the use of leverage in the Trust's portfolio?

A We believe the use of leverage for investment purposes can increase investment opportunity, as well as investment risk. The Trust uses financial leverage primarily in an effort to increase the dividend yield to common shareowners. The Trust uses auction-rate preferred shares to provide leverage. Over the six months ended May 31, 2010, leverage was a contributor to the Trust's performance relative to the benchmark Credit Suisse Index.

Q  How did you manage the Trust during the six-month period ended May 31, 2010?

A We increased the Trust's diversification, adding higher-quality names. We favored investments in areas that we believe are poised to benefit from an improved economy. To that end, we lightened-up the Trust's holdings in the more defensive sectors of health care, utilities and energy, and added holdings in technology and transportation, where we saw improving trends. The largest position in the Trust's portfolio was in loans to consumer companies, which represented 25.2% of the Trust's total investment portfolio at the end of the period. The consumer sector has a wide reach and includes food suppliers, service companies, consumer staples companies, specialty retailers, gaming, building products and auto parts suppliers.

   We kept the Trust's total investment portfolio fully invested during the period. At May 31, 2010, 94% of the Trust's total investment portfolio was invested in loans rated "B" or higher, while 5% was invested in lower-quality obligations rated "CCC" or lower(1). This was less than the Credit Suisse (CS) Leveraged Loan Index which had 10.2% rated CCC or lower. Our average blended (better of S&P or Moody's) was BB -- versus the index which had a B average rating.

1 Source: Moody's and S&P. If the ratings provided by Moody's and S&P for a security differ, the higher of the two ratings is used.

                    Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  5

Q What were some of the individual investments that affected the Trust's performance during the six months ended May 31, 2010?

A Airline investments contributed to the Trust's performance during the period, as did several holdings in the industrials sector, including Manitowoc, a farm and construction machinery company, and Chemtura, a chemical company. Among the Trust's technology investments, Flextronics, an electronics manufacturing services company, and Intersil, a semiconductor manufacturer, were notable contributors. Other individual contributors included: Reynolds and Reynolds, a provider of services to automobile dealers; Young Broadcasting, a media company that emerged from bankruptcy; Spirit Finance, a diversified real estate investment trust that is recovering from problems in the commercial real estate sector; and LifeCare Solutions, a health care management company.

   The Trust's poorer-performing investments during the period included Molecular Insight, a pharmaceutical company that is falling behind the plan; MGM, an entertainment giant which is seeking a buyer; and BroadStripe (formerly Millennium Digital Media), which remains in bankruptcy.

Q  What is your investment outlook?

A While the floating-rate loan market experienced significant market volatility in May 2010, it was nowhere near the level of volatility that characterized the credit markets in 2008 and 2009. We believe the severe market volatility of 2008 and 2009 is abating and that the investment environment will return to conditions more closely resembling long-term historical trends. We think the Trust, which has shown solid relative performance on a longer-term basis, should be well positioned as market trends evolve and normalize.

   We believe bank loans should perform well relative to other asset classes on a risk-adjusted basis. The default rate on bank loans continues to decline; as a result, we believe the asset class is poised to do well. Despite continued high unemployment, we expect that the Federal Reserve Board will raise interest rates, although at a somewhat later date than we originally thought. Floating-rate loans have a distinct advantage over most other yield-oriented investments in that they have the potential to increase income to investors as interest rates rise. In the current environment, bank loans are selling at discounts; as a result, appropriate investors may also have an opportunity for capital appreciation.

6   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

Please refer to the Schedule of Investments on pages 12-35 for a full listing of Trust securities.

Information regarding the Trust's principal investment risks is contained in the Trust's original offering prospectus and shareowner reports from time to time. Please refer to these documents when considering the Trust's risks.

The Trust may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

The Trust is not limited in the percentage of its assets that may be invested in floating-rate senior loans and other securities deemed to be illiquid. Illiquid securities may be difficult to sell at a fair price at times when the Trust believes it is desirable to do so and their market price is generally more volatile than that of more liquid securities. Illiquid securities may be difficult to value, and investment of the Trust's assets in illiquid securities may restrict the Trust's ability to take advantage of market opportunities.

The Trust currently uses leverage through the issuance of preferred shares. The Trust also is authorized to borrow from banks and to issue debt securities, which are other forms of leverage. Leverage creates significant risks, including the risk that the Trust's income or capital appreciation will not be sufficient to cover the cost of leverage, which may adversely affect the return for the holders of common shares. Since February of 2008, regularly scheduled auctions for the Trust's preferred shares have failed and preferred shareowners have not been able to sell their shares at auction. The Board of Trustees of the Trust has considered, and continues to consider, this issue.

The Trust is not diversified, which means that it can invest a higher percentage of its assets in the securities of any one issuer than a diversified fund. Being non-diversified may magnify the Trust's losses from adverse events affecting a particular issuer.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates and economic and political conditions.

The Trust is required to maintain certain regulatory and rating agency asset coverage requirements in connection with its outstanding preferred shares. In order to maintain required asset coverage levels, the Trust may be required to alter the composition of its investment portfolio or take other actions, such as redeeming preferred shares with the proceeds from portfolio transactions, at what might be inopportune times in the market. Such actions could reduce the net earnings or returns to holders of the Trust's common shares over time.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                    Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  7

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of the Trust's adviser as of the date of this report. These statements should not be relied upon for any other purposes.

8   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

Portfolio Summary | 5/31/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Senior Secured Loans                                          87.1%
Corporate Bonds                                                8.9
Common Stock                                                   3.0
Collateralized Loan Obligations                                1.0
Rights/Warrants*                                               0.0
Claims*                                                        0.0

* Amount is less than 0.1%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings.)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

BBB                                                            1.3%
BB                                                            27.3%
B                                                             29.5%
CCC                                                            1.3%
CC                                                             0.9%
D                                                              0.7%
Not Rated**                                                   39.0%


The Trust is actively managed and current holdings may be different.

** These securities are judged to be similar but slightly lower in quality than the average of the total investment portfolio.

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1.    SMG H5 Pty, Ltd., Facility Term Loan A, 5.731%--6.843%, 12/24/12    2.75%
--------------------------------------------------------------------------------
 2.    Azithromycin Royalty Sub LLC, 16.0%, 5/15/19 (144A)                 2.45
--------------------------------------------------------------------------------
 3.    Delphi DIP Holdco LLP, Class B Subscription                         2.35
--------------------------------------------------------------------------------
 4.    Broadstripe LLC, First Lien Term Loan, 9.25%, 6/30/11               2.08
--------------------------------------------------------------------------------
 5.    Univision Communications, Inc., Initial Term Loan, 2.54%, 9/29/14   2.03
--------------------------------------------------------------------------------
 6.    Cequel Communications LLC, Term Loan, 2.253%--2.292%, 11/5/13       1.98
--------------------------------------------------------------------------------
 7.    Ford Motor Co., Tranche B-1 Term Loan, 3.31%--3.34%, 12/15/13       1.91
--------------------------------------------------------------------------------
 8.    Mylan, Inc., U.S. Tranche B Term Loan, 3.5%--3.563%, 10/2/14        1.61
--------------------------------------------------------------------------------
 9.    Celtic Pharma Phinco B.V., 17.0%, 6/15/12 (144A)                    1.39
--------------------------------------------------------------------------------
10.    Knology, Inc., Term Loan, 2.479%--2.528%, 6/30/12                   1.38
--------------------------------------------------------------------------------

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                    Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  9

Prices and Distributions | 5/31/10

Market Value per Common Share
--------------------------------------------------------------------------------

                                                   5/31/10       11/30/09
                                                   $12.15         $11.54
--------------------------------------------------------------------------------
Premium (Discount)                                   0.83%          1.23%
--------------------------------------------------------------------------------

Net Asset Value per Common Share
--------------------------------------------------------------------------------

                                                   5/31/10       11/30/09
                                                   $12.05         $11.40
--------------------------------------------------------------------------------

Distributions per Common Share: 12/1/09-5/31/10
--------------------------------------------------------------------------------

        Net
     Investment           Tax Return        Short-Term        Long-Term
       Income            of Capital      Capital Gains     Capital Gains
      $0.4475               $ --              $ --              $ --
--------------------------------------------------------------------------------

Yields
--------------------------------------------------------------------------------

                                                  5/31/10        11/30/09
Distribution Yield at Market Price                  7.16%          10.14%
--------------------------------------------------------------------------------
Distribution Yield at Net Asset Value               7.22%          10.26%
--------------------------------------------------------------------------------
30-day SEC Yield                                   10.69%           8.00%
--------------------------------------------------------------------------------

Past performance data quoted represents past performance, which is no guarantee of future results.

10   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

Performance Update | 5/31/10

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in market value, including reinvestment of dividends and distributions, of a $10,000 investment made in common shares of Pioneer Floating Rate Trust, compared to that of the Credit Suisse (CS) Leveraged Loan Index, an index of senior secured U.S. dollar denominated loans.

 Cumulative Total Returns
 (As of May 31, 2010)
--------------------------------------------------------------------------------
                                        Net Asset          Market
                                        Value              Value
--------------------------------------------------------------------------------
 Life-of-Trust
 (12/23/04)                             11.26%              6.91%
--------------------------------------------------------------------------------
 5 Years                                10.56              19.52
--------------------------------------------------------------------------------
 1 Year                                 39.02              56.02
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

                 Pioneer Floating            CS Leveraged
                 Rate Trust                  Loan Index
12/31/2004       10000                       10000
5/31/2005         8945                       10126
5/31/2006        10167                       10829
5/31/2007        12330                       11656
5/31/2008        10156                       11279
5/31/2009         6852                       10023
5/31/2010        10691                       12283

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below Net Asset Value (NAV), due to such factors as interest rate changes, and the perceived credit quality of borrowers.

Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV per common share is total assets less total liabilities, which includes preferred shares, divided by the number of common shares outstanding.

When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher than market price, dividends are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions.

Index comparison begins on 12/31/04. The CS Leveraged Loan Index is a representative index of tradeable, senior, secured U.S. dollar-denominated loans. The index began in January 1992. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. The index is not leveraged. You cannot invest directly in an index.

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  11

Schedule of Investments | 5/31/10 (unaudited)

Principal                           S&P/Moody's
Amount                              Ratings
USD ($)                             (unaudited)                                                     Value
                                                 COLLATERALIZED LOAN OBLIGATIONS --
                                                 1.6% of Net Assets
                                                 BANKS -- 1.6%
                                                 Diversified Banks -- 0.5%
           1,000,000(a)(b)(c)         BB+/Caa2   Primus, Ltd., 2007-2A D, 2.703%, 7/15/21
                                                 (144A)                                             $   158,230
           1,000,000(a)(b)               B+/B2   Rampart, Ltd., 2006-1A, 3.854%, 4/18/21
                                                 (144A)                                                 608,520
             951,289(a)(b)           CCC-/Caa3   Stanfield McLaren, Ltd., 2007-1A B2L, 5.036%,
                                                 2/27/21 (144A)                                         651,528
                                                                                                    -----------
                                                                                                    $ 1,418,278
---------------------------------------------------------------------------------------------------------------
                                                 Thrifts & Mortgage Finance -- 1.1%
           1,000,000(a)(b)               B+/B1   ACA, Ltd. 2007-1A D, 2.653%, 6/15/22 (144A)        $   576,940
           1,000,000(a)(b)              BB+/B3   Goldman Sachs Asset Management Plc, 2007-1A
                                                 D, 3.094%, 8/1/22 (144A)                               658,420
           1,000,000(a)(b)              BB+/Ca   Gulf Stream Sextant, Ltd., 2007-1A D, 2.658%,
                                                 6/17/21 (144A)                                         590,100
           1,000,000(a)(b)              B/Caa3   Landmark CDO, Ltd., 2007-9A E, 3.803%,
                                                 4/15/21 (144A)                                         486,670
           2,000,000(a)(b)             BB+/Ba3   Stone Tower, Ltd., 2007-6A C, 1.654%, 4/17/21
                                                 (144A)                                               1,020,000
                                                                                                    -----------
                                                                                                    $ 3,332,130
                                                                                                    -----------
                                                 Total Banks                                        $ 4,750,408
---------------------------------------------------------------------------------------------------------------
                                                 TOTAL COLLATERALIZED LOAN OBLIGATIONS
                                                 (Cost $6,312,772)                                  $ 4,750,408
---------------------------------------------------------------------------------------------------------------
                                                 SENIOR SECURED FLOATING RATE LOAN
                                                 INTERESTS -- 139.4% of Net Assets*
                                                 ENERGY -- 5.0%
                                                 Oil & Gas Drilling -- 2.4%
           2,184,684                     NR/NR   Big West Oil LLC, Delayed Advance Term Loan,
                                                 6.5%, 5/15/14                                      $ 2,165,568
           1,737,816                     NR/NR   Big West Oil LLC, Initial Advance Term Loan,
                                                 6.5%, 5/15/14                                        1,722,611
           1,800,000                     NR/B2   Big West Oil LLC, Term Loan, 9.5%, 1/30/15           1,811,250
             951,212(a)(d)(e)            NR/NR   TARH E&P Holdings, L.P., First Lien Second Out
                                                 Credit Facility Term Loan A, 9.5%, 6/29/12             951,212
             384,312(a)(d)(e)            NR/NR   TARH E&P Holdings, L.P., Second Lien Debt Term
                                                 Loan, 14.0%, 6/29/12                                   365,096
                                                                                                    -----------
                                                                                                    $ 7,015,737
---------------------------------------------------------------------------------------------------------------
                                                 Oil & Gas Equipment & Services -- 0.9%
           2,650,000                   BB-/Ba2   Aquilex Holdings LLC, Term Loan, 5.5%, 4/1/16      $ 2,653,313
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

12   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

Principal                             S&P/Moody's
Amount                                Ratings
USD ($)                               (unaudited)                                                         Value
                                                    Oil & Gas Exploration & Production -- 1.3%
          2,055,208(a)(c)(e)(f)            NR/NR    Crusader Energy Group, Inc., Second Lien Term
                                                    Loan, 12.0%, 7/18/13                                  $       --
          2,131,322                        B+/B1    Targa Resources, Inc., Term Loan, 6.0%, 7/5/16          2,136,917
          1,924,301                       BB-/B3    VenoCo., Inc., Second Lien Term Loan,
                                                    4.375% - 6.25%, 5/7/14                                  1,828,888
                                                                                                          -----------
                                                                                                          $ 3,965,805
---------------------------------------------------------------------------------------------------------------------
                                                    Oil & Gas Storage & Transportation -- 0.4%
          1,023,695                         B/B1    Atlas Pipeline Partners, L.P., Term Loan, 6.75%,
                                                    7/27/14                                               $ 1,021,135
                                                                                                          -----------
                                                    Total Energy                                          $14,655,990
---------------------------------------------------------------------------------------------------------------------
                                                    MATERIALS -- 5.2%
                                                    Aluminum -- 0.2%
            611,364                        B/Ba3    Noranda Aluminum Acquisition Corp., Term Loan
                                                    B, 2.538%, 5/18/14                                    $   585,891
---------------------------------------------------------------------------------------------------------------------
                                                    Commodity Chemicals -- 0.5%
          1,496,144                      BB+/Ba2    Celanese US Holdings LLC, Term Loan, 2.042%,
                                                    4/2/14                                                $ 1,430,454
---------------------------------------------------------------------------------------------------------------------
                                                    Construction Materials -- 0.5%
          1,500,000                        B+/B2    Summit Materials Ky Acquisition LLC, Term Loan,
                                                    6.75%, 7/31/14                                        $ 1,483,125
---------------------------------------------------------------------------------------------------------------------
                                                    Diversified Chemicals -- 0.6%
            227,183                       B+/Ba2    Huntsman International LLC, New Dollar Term
                                                    Loan B, 2.184%, 4/19/14                               $   213,552
          1,500,000                        NR/NR    Solutia, Inc., Term Loan, 4.75%, 3/17/17                1,502,187
                                                                                                          -----------
                                                                                                          $ 1,715,739
---------------------------------------------------------------------------------------------------------------------
                                                    Fertilizers & Agricultural Chemicals -- 0.8%
          2,500,000                        NR/NR    CF Industries, Inc., Term Loan B-1, 4.5%, 4/5/15      $ 2,505,135
---------------------------------------------------------------------------------------------------------------------
                                                    Paper Packaging -- 1.2%
            250,000                        NR/NR    BWay Corp., Term Loan B, 3.75%, 5/21/17               $   249,740
            722,830                        B+/B1    Graham Packaging Co., L.P., Term Loan B.,
                                                    2.563% - 2.688%, 10/7/11                                  713,794
            776,747                        B+/B1    Graham Packaging Co., L.P., Term Loan C, 6.75%,
                                                    4/5/14                                                    780,510
          1,780,401                       BB/Ba3    Graphic Packaging International, Inc., Incremental
                                                    Term Loan, 3.041% - 3.05%, 5/16/14                      1,720,313
                                                                                                          -----------
                                                                                                          $ 3,464,357
---------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  13

Principal               S&P/Moody's
Amount                  Ratings
USD ($)                 (unaudited)                                                          Value
                                      Specialty Chemicals -- 1.4%
     3,500,000               NR/NR    Chemtura Corp., Facility Term Loan, 6.0%,
                                      2/11/11                                                $ 3,517,500
       744,375             BB+/Ba1    Nalco Co., Term Loan, 6.5%, 5/13/16                        746,159
                                                                                             -----------
                                                                                             $ 4,263,659
                                                                                             -----------
                                      Total Materials                                        $15,448,360
--------------------------------------------------------------------------------------------------------
                                      CAPITAL GOODS -- 6.1%
                                      Aerospace & Defense -- 2.6%
       487,429               B+/B3    Aeroflex, Inc., Tranche B-2 Term Loan, 4.188%,
                                      8/15/14                                                $   460,621
     1,337,606            BBB-/Ba1    BE Aerospace, Inc., Tranche B Term Loan, 5.75%,
                                      7/28/14                                                  1,341,428
       757,268                B/B3    DAE Aviation Holdings, Inc., Tranche B-1 Term
                                      Loan, 4.0%, 7/31/14                                        714,356
     1,671,286               BB/B1    Hunter Defense Technologies, Inc., Term Loan,
                                      3.55%, 8/22/14                                           1,579,365
     1,848,999(d)            B-/NR    IAP Worldwide Services, Inc., First Lien Term Loan,
                                      9.25%, 12/30/12                                          1,812,019
       737,062                B/NR    Standard Aero, Ltd., Tranche B-2 Term Loan,
                                      4.06% - 4.09%, 7/31/14                                     695,295
       670,625              BB/Ba2    TASC, Inc., Tranche A Term Loan, 5.5%,
                                      12/18/14                                                   671,184
       324,187              BB/Ba2    TASC, Inc., Tranche B Term Loan, 5.75%,
                                      12/18/15                                                   324,998
                                                                                             -----------
                                                                                             $ 7,599,266
--------------------------------------------------------------------------------------------------------
                                      Building Products -- 0.4%
     1,165,254               NR/NR    Custom Building Products, Inc., Term Loan,
                                      5.75%, 3/19/15                                         $ 1,160,885
--------------------------------------------------------------------------------------------------------
                                      Construction & Engineering -- 0.8%
     1,000,000              BB/Ba3    Goodman Global, Inc., Term Loan, 6.25%,
                                      2/13/14                                                $ 1,002,292
     1,505,630           BBB-/Baa3    URS Corp., Tranche B Term Loan,
                                      2.54% - 2.541%, 5/15/13                                  1,492,927
                                                                                             -----------
                                                                                             $ 2,495,219
--------------------------------------------------------------------------------------------------------
                                      Construction & Farm Machinery & Heavy
                                      Trucks -- 1.7%
     1,500,000               BB/NR    Bucyrus International, Inc., Tranche C U.S. Dollar
                                      Term Loan, 4.5%, 2/19/16                               $ 1,497,813
     2,955,176               BB/B1    Manitowoc Co., Inc., Term Loan B, 7.5%,
                                      11/6/14                                                  2,947,788
       493,325              BB/Ba3    Oshkosh Truck Corp., Term Loan B, 6.26%,
                                      12/6/13                                                    494,713
                                                                                             -----------
                                                                                             $ 4,940,314
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

14   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

Principal        S&P/Moody's
Amount           Ratings
USD ($)          (unaudited)                                                      Value
                               Electrical Components & Equipment -- 0.3%
   900,000            NR/NR    Scotsman Industries, Inc., Term Loan, 5.75%,
                               4/5/16                                             $   898,875
---------------------------------------------------------------------------------------------
                               Industrial Conglomerates -- 0.3%
   987,179          BB-/Ba2    Kansas City Southern Railway Co., Advance Term
                               Loan B, 2.04% - 2.11%, 4/28/13                     $   963,322
                                                                                  -----------
                               Total Capital Goods                                $18,057,881
---------------------------------------------------------------------------------------------
                               COMMERCIAL & PROFESSIONAL SERVICES -- 6.3%
                               Commercial Printing -- 1.3%
    39,052           NR/Ba2    Cenveo Corp., Delayed Draw Term Loan, 4.771%,
                               6/21/13                                            $    38,828
 1,367,844           BB/Ba2    Cenveo Corp., Facility Term Loan C, 4.771%,
                               6/21/13                                              1,359,979
 1,750,000            NR/NR    John Henry Holdings, Inc., Advance Term Loan,
                               6.75%, 5/13/16                                       1,745,581
   745,937            NR/B1    World Color Press, Inc. & World Color (USA)
                               Corp., Advance Term Loan, 9.0%, 7/23/12                754,795
                                                                                  -----------
                                                                                  $ 3,899,183
---------------------------------------------------------------------------------------------
                               Diversified Commercial & Professional
                               Services -- 1.9%
   967,500           BB/Ba3    Aramark Canada, Ltd., Canadian Term Loan,
                               2.165%, 1/26/14                                    $   894,938
 4,985,538            NR/NR    Cydcor, Inc., First Lien Tranche B Term Loan,
                               9.0%, 2/5/13                                         4,649,014
                                                                                  -----------
                                                                                  $ 5,543,952
---------------------------------------------------------------------------------------------
                               Diversified Support Services -- 1.7%
   884,868          BB-/Ba3    Allied Security Holdings LLC, Term Loan, 6.75%,
                               2/20/15                                            $   892,057
 1,700,000           BB-/NR    InfoGroup, Inc., Term Loan B, 4.25%, 5/1/16          1,684,416
   397,949          BB+/Ba1    Iron Mountain, Inc., Initial Term Loan, 3.53%,
                               4/16/14                                                391,482
 1,995,625           B+/Ba3    Language Line LLC, Tranche B Term Loan, 5.5%,
                               11/4/15                                              1,982,320
                                                                                  -----------
                                                                                  $ 4,950,275
---------------------------------------------------------------------------------------------
                               Environmental & Facilities Services -- 1.1%
 1,745,625           B+/Ba3    Advanced Disposal Services, Inc., Term Loan B,
                               6.0%, 1/14/15                                      $ 1,744,534
 1,094,300            NR/NR    Brickman Group Holdings, Inc., Tranche B Term
                               Loan, 2.29%, 1/23/14                                 1,055,999
   421,812           BB/Ba2    Casella Waste Systems, Inc., Term Loan B, 7.0%,
                               4/9/14                                                 422,340
                                                                                  -----------
                                                                                  $ 3,222,873
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  15

Principal               S&P/Moody's
Amount                  Ratings
USD ($)                 (unaudited)                                                        Value
                                      Security & Alarm Services -- 0.3%
       995,000               BB/NR    Protection One Alarm Monitoring, Inc., Tranche
                                      B-2 Term Loan, 6.5%, 3/31/14                         $   995,000
                                                                                           -----------
                                      Total Commercial & Professional Services             $18,611,283
------------------------------------------------------------------------------------------------------
                                      TRANSPORTATION -- 3.2%
                                      Airlines -- 1.7%
       970,000             BB-/Ba2    Delta Airlines, Inc., Credit-Linked Deposit Loan,
                                      0.191% - 2.324%, 4/30/12                             $   934,838
       471,515                B/B2    Delta Airlines, Inc., Second Lien Term Loan,
                                      3.548%, 4/30/14                                          422,890
       895,500             BB-/Ba2    Delta Airlines, Inc., Term Loan, 8.75%, 9/27/13          899,791
     3,600,000               B+/B3    US Airways Group, Inc., Term Loan, 2.813%,
                                      3/21/14                                                2,819,250
                                                                                           -----------
                                                                                           $ 5,076,769
------------------------------------------------------------------------------------------------------
                                      Airport Services -- 0.4%
     1,266,479               NR/NR    AWAS Capital, Inc., First Lien Term Loan,
                                      2.063%, 3/25/13                                      $ 1,184,158
------------------------------------------------------------------------------------------------------
                                      Marine -- 0.4%
     1,375,000              BB-/B1    Horizon Lines LLC, Term Loan, 3.55%, 8/8/12          $ 1,249,531
------------------------------------------------------------------------------------------------------
                                      Trucking -- 0.7%
       522,227               NR/NR    SIRVA Worldwide, Inc., Revolving Credit Loan,
                                      9.5% - 13.0%, 5/12/12                                $   357,725
     2,537,107(d)            NR/NR    SIRVA Worldwide, Inc., Second Lien Term Loan,
                                      12.0%, 5/12/15                                           697,704
     1,088,530               NR/NR    SIRVA Worldwide, Inc., Term Loan,
                                      10.29% - 13.0%, 5/12/12                                  821,840
                                                                                           -----------
                                                                                           $ 1,877,269
                                                                                           -----------
                                      Total Transportation                                 $ 9,387,727
------------------------------------------------------------------------------------------------------
                                      AUTOMOBILES & COMPONENTS -- 5.6%
                                      Auto Parts & Equipment -- 2.6%
     2,937,527                B/B2    Allison Transmission, Inc., Term Loan,
                                      3.0% - 3.1%, 8/7/14                                  $ 2,682,329
       723,218              B+/Ba3    Federal-Mogul Corp., Tranche B Term Loan,
                                      2.178% - 2.278%, 12/29/14                                635,226
       368,989              B+/Ba3    Federal-Mogul Corp., Tranche C Term Loan,
                                      2.278%, 12/28/15                                         324,095
       500,000               NR/B3    HHI Group Holdings LLC, Term Loan, 10.5%,
                                      3/30/15                                                  502,032
     3,879,420               NR/NR    Key Safety Systems, Inc., First Lien Term Loan,
                                      2.589% - 2.604%, 3/8/14                                3,468,849
                                                                                           -----------
                                                                                           $ 7,612,531
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

Principal                        S&P/Moody's
Amount                           Ratings
USD ($)                          (unaudited)                                                         Value
                                               Automobile Manufacturers -- 3.0%
        9,649,758                    B-/Ba1    Ford Motor Co., Tranche B-1 Term Loan,
                                               3.31% - 3.34%, 12/15/13                               $ 9,032,859
                                                                                                     -----------
                                               Total Automobiles & Components                        $16,645,390
----------------------------------------------------------------------------------------------------------------
                                               CONSUMER DURABLES & APPAREL -- 1.6%
                                               Apparel, Accessories & Luxury Goods -- 0.6%
          921,249                    NR/Ba1    Hanesbrands, Inc., New Term Loan, 5.25%,
                                               12/10/15                                              $   924,957
        1,000,000                   BBB/Ba2    Phillips-Van Heusen Corp., U.S. Tranche B Term
                                               Loan, 4.75%, 5/6/16                                     1,001,797
                                                                                                     -----------
                                                                                                     $ 1,926,754
----------------------------------------------------------------------------------------------------------------
                                               Homebuilding -- 0.3%
        2,369,368(c)(d)               NR/NR    Ginn LA Conduit Lender, Inc., First Lien Tranche A
                                               Credit-Linked Deposit Loan, 8.5%, 6/8/11              $   171,779
        5,077,235(c)(d)               NR/NR    Ginn LA Conduit Lender, Inc., First Lien Tranche B
                                               Term Loan, 9.5%, 6/8/11                                   368,100
        1,000,000(a)(c)(g)            NR/NR    WAICCS Las Vegas 3 LLC, First Lien Term Loan,
                                               7.75%, 7/30/09                                            375,000
        4,500,000(a)(c)(g)            NR/NR    WAICCS Las Vegas 3 LLC, Second Lien Term
                                               Loan, 13.25%, 7/30/09                                      33,750
                                                                                                     -----------
                                                                                                     $   948,629
----------------------------------------------------------------------------------------------------------------
                                               Housewares & Specialties -- 0.2%
          500,722                   BB+/Ba1    Jarden Corp., Term Loan B-3, 2.79%, 1/24/12           $   495,671
----------------------------------------------------------------------------------------------------------------
                                               Leisure Products -- 0.5%
        1,325,000                     NR/NR    SRAM LLC., Term Loan, 5.5%, 4/30/15                   $ 1,326,656
                                                                                                     -----------
                                               Total Consumer Durables & Apparel                     $ 4,697,710
----------------------------------------------------------------------------------------------------------------
                                               CONSUMER SERVICES -- 5.8%
                                               Casinos & Gaming -- 1.2%
        5,000,000(a)(c)               NR/NR    Fontainebleau Florida Hotel LLC, Tranche C Term
                                               Loan, 10.0%, 6/6/12                                   $ 1,750,000
        1,197,000                     NR/NR    Harrah's Operating Co., Inc., Term Loan B-4,
                                               9.5%, 10/31/16                                          1,203,151
          715,085                   BB+/Ba2    Penn National Gaming, Inc., Term Loan B,
                                               2.05% - 2.12%, 10/3/12                                    696,872
                                                                                                     -----------
                                                                                                     $ 3,650,023
----------------------------------------------------------------------------------------------------------------
                                               Education Services -- 1.6%
        3,910,351                   BB-/Ba2    Bright Horizons Family Solutions, Inc., Tranche B
                                               Term Loan, 7.5%, 5/28/15                              $ 3,911,399
        1,000,000                     B+/B2    Cengage Learning Acquisitions, Inc., Term Loan,
                                               2.79%, 7/3/14                                             869,375
                                                                                                     -----------
                                                                                                     $ 4,780,774
----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  17

Principal                          S&P/Moody's
Amount                             Ratings
USD ($)                            (unaudited)                                                        Value
                                                  Hotels, Resorts & Cruise Lines -- 0.4%
           1,190,445                     NR/NR    Yellowstone Mountain Club LLC, Senior First Lien
                                                  Term Loan, 6.0%, 7/16/14                            $ 1,178,540
-----------------------------------------------------------------------------------------------------------------
                                                  Leisure Facilities -- 0.7%
              12,111(c)(d)               NR/NR    Lake at Las Vegas Joint Venture, Mezzanine Loan,
                                                  20.0%, 7/15/10                                      $       424
             587,649(a)(c)               NR/NR    Lake at Las Vegas Joint Venture, Revolving
                                                  Credit-Linked Deposit Account Loan, 14.35%,
                                                  6/20/12                                                   7,713
           6,649,712(a)(c)(d)            NR/NR    Lake at Las Vegas Joint Venture, Term Loan,
                                                  14.35%, 6/20/12                                          87,277
           1,765,105(d)                  NR/NR    Lake at Las Vegas Joint Venture, Debtor in
                                                  Possession Term Loan, 9.773%, 7/15/10                   529,531
           1,498,125                    B+/Ba2    Universal City Development Partners, Ltd., Term
                                                  Loan, 5.5% - 6.0%, 11/6/14                            1,502,956
                                                                                                      -----------
                                                                                                      $ 2,127,901
-----------------------------------------------------------------------------------------------------------------
                                                  Restaurants -- 0.2%
             500,000                     NR/NR    Wendy's/Arby's Restaurants LLC, Term Loan,
                                                  5.0%, 5/24/17                                       $   500,209
-----------------------------------------------------------------------------------------------------------------
                                                  Specialized Consumer Services -- 1.7%
           1,017,765                    B+/Ba3    Adesa, Inc., Initial Term Loan, 3.11%, 10/21/13     $   971,965
             164,755                     B/Ba3    Travelport LLC, Incremental Term Loan C,
                                                  7.79% - 10.5%, 8/23/13                                  164,086
           3,900,122                     NR/NR    Web Service Co., LLC, Term Loan, 7.0%, 8/28/14        3,875,746
                                                                                                      -----------
                                                                                                      $ 5,011,797
                                                                                                      -----------
                                                  Total Consumer Services                             $17,249,244
-----------------------------------------------------------------------------------------------------------------
                                                  MEDIA -- 30.4%
                                                  Advertising -- 2.3%
           1,500,000                     NR/NR    Advantage Sales & Marketing, Inc., First Lien
                                                  Term Loan, 5.0%, 5/5/16                             $ 1,493,126
           3,500,000                   BB-/Ba2    Affinion Group, Inc., Tranche B Term Loan, 5.0%,
                                                  10/9/16                                               3,355,625
           2,000,000                   BB/Baa3    Lamar Media Corp., Term Loan B, 4.25%,
                                                  12/30/16                                              2,003,750
                                                                                                      -----------
                                                                                                      $ 6,852,501
-----------------------------------------------------------------------------------------------------------------
                                                  Broadcasting -- 10.6%
           2,645,371                   NR/Baa3    Discovery Communications Holding LLC, Term
                                                  Loan C, 5.5%, 5/14/14                               $ 2,651,571
           1,342,710                      B/B2    FoxCo Acquisition Sub LLC, Term Loan, 7.5%,
                                                  7/14/15                                               1,314,178
    AUD   16,466,037                     NR/NR    SMG H5 Pty, Ltd., Facility Term Loan A,
                                                  5.731% - 6.843%, 12/24/12                            12,951,297

The accompanying notes are an integral part of these financial statements.

18   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

Principal                             S&P/Moody's
Amount                                Ratings
USD ($)                               (unaudited)                                                       Value
                                                  Broadcasting -- (continued)
        1,304,193                        NR/NR    TWCC Holding Corp., Replacement Term Loan,
                                                  5.0%, 9/14/15                                         $ 1,305,172
       11,115,966                        B-/B2    Univision Communications, Inc., Initial Term Loan,
                                                  2.54%, 9/29/14                                          9,582,307
        3,769,895(a)(c)                   D/NR    Young Broadcasting, Inc., Term Loan, 4.75%,
                                                  11/3/12                                                 3,560,194
                                                                                                        -----------
                                                                                                        $31,364,719
-------------------------------------------------------------------------------------------------------------------
                                                  Cable & Satellite -- 12.7%
       19,591,675(a)(c)(d)(e)            NR/NR    BroadStripe LLC, First Lien Term Loan, 9.25%,
                                                  6/30/11                                               $ 9,795,837
        1,428,203(a)(c)(d)(e)            NR/NR    BroadStripe LLC, Revolver Credit Loan,
                                                  8.87% - 11.42%, 6/30/11                                   714,102
        9,731,809                      BB-/Ba3    Cequel Communications LLC, Term Loan,
                                                  2.253% - 2.292%, 11/5/13                                9,318,208
          540,126                      BB+/Ba2    Charter Communications Operating LLC, Term
                                                  Loan B-1, 2.3%, 3/6/14                                    501,342
        4,384,532                       NR/Ba2    Charter Communications Operating LLC, Term
                                                  Loan C, 3.55%, 9/6/16                                   4,096,407
        6,583,692                         B/B1    Knology, Inc., Term Loan, 2.479% - 2.528%,
                                                  6/30/12                                                 6,497,281
        2,000,000                      BB-/Ba3    MCC Iowa LLC, Tranche F Term Loan, 4.5%,
                                                  10/23/17                                                1,972,500
        4,789,980                        B-/B1    WideOpenWest Finance LLC, First Lien Term Loan,
                                                  2.795% - 2.874%, 6/30/14                                4,439,114
                                                                                                        -----------
                                                                                                        $37,334,791
-------------------------------------------------------------------------------------------------------------------
                                                  Movies & Entertainment -- 4.0%
        2,380,607                        NR/NR    Alpha Topco, Ltd., Facility Term Loan B-1,
                                                  2.447%, 12/31/13                                      $ 2,134,045
        1,608,032                        NR/NR    Alpha Topco, Ltd., Facility Term Loan B-2,
                                                  2.447%, 12/31/13                                        1,441,487
        1,411,344                        B-/B1    Carmike Cinemas, Inc., Initial Term Loan, 5.5%,
                                                  1/27/16                                                 1,407,060
        2,000,000                        NR/NR    Cinedigm Digital Funding I LLC, Term Loan,
                                                  5.25%, 4/30/16                                          2,005,000
        1,421,500                        B-/B3    Lodgenet Entertainment Corp., Closing Date Term
                                                  Loan, 2.3%, 4/4/14                                      1,327,918
        7,734,044(c)                     NR/NR    Metro-Goldwyn-Mayer, Inc., Tranche B Term Loan,
                                                  20.5%, 4/9/12                                           3,436,282
                                                                                                        -----------
                                                                                                        $11,751,792
-------------------------------------------------------------------------------------------------------------------
                                                  Publishing -- 0.8%
  EURO    935,574                        NR/NR    Mediannuaire Holding, Term Loan B-2, 2.9%,
                                                  10/10/14                                              $   877,457

The accompanying notes are an integral part of these financial statements.

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  19

Principal                            S&P/Moody's
Amount                               Ratings
USD ($)                              (unaudited)                                                        Value
                                                   Publishing -- (continued)
     EURO     935,574                     NR/NR    Mediannuaire Holding, Term Loan C, 3.4%,
                                                   10/9/15                                              $   877,457
              500,000                      B/B1    R.H. Donnelley, Inc., Term Loan, 9.25%,
                                                   10/24/14                                                 471,875
                                                                                                        -----------
                                                                                                        $ 2,226,789
                                                                                                        -----------
                                                   Total Media                                          $89,530,592
-------------------------------------------------------------------------------------------------------------------
                                                   RETAILING -- 6.2%
                                                   Catalog Retail -- 0.1%
              228,371                     NR/NR    QVC, Inc., Tranche 2-W Term Loan, 3.841%,
                                                   10/4/11                                              $   228,371
-------------------------------------------------------------------------------------------------------------------
                                                   Distributors -- 0.9%
           14,944,776(a)(c)(d)            NR/NR    Home Interiors & Gifts, Inc., Proof of Claims,
                                                   6.86% - 8.02%, 3/31/11                               $ 2,615,336
-------------------------------------------------------------------------------------------------------------------
                                                   General Merchandise Stores -- 2.3%
            2,841,135                    BB/Ba3    Dollar General Corp., Tranche B-1 Term Loan,
                                                   3.023% - 5.0%, 7/7/14 (144A)                         $ 2,743,466
            4,268,478                      B/B2    Dollar General Corp., Tranche B-2 Term Loan,
                                                   3.087% - 3.104%, 7/7/14 (144A)                         4,098,806
                                                                                                        -----------
                                                                                                        $ 6,842,272
-------------------------------------------------------------------------------------------------------------------
                                                   Oil & Gas -- 0.6%
            1,700,000                     NR/NR    Pilot Travel Centers LLC, Term Loan B, 3.5%,
                                                   11/24/16                                             $ 1,703,339
-------------------------------------------------------------------------------------------------------------------
                                                   Specialty Stores -- 2.3%
              967,414                    BB+/B1    Sally Holdings LLC, Term Loan B, 2.52% - 2.6%,
                                                   11/16/13                                             $   934,245
            1,750,000                    B+/Ba3    Savers, Inc., Term Loan, 5.75%, 3/11/16                1,741,250
            4,180,099                    BB-/B1    Toys R Us -- Delaware, Inc., Tranche B Term Loan,
                                                   4.595%, 7/19/12                                        4,141,434
                                                                                                        -----------
                                                                                                        $ 6,816,929
                                                                                                        -----------
                                                   Total Retailing                                      $18,206,247
-------------------------------------------------------------------------------------------------------------------
                                                   FOOD & STAPLES RETAILING -- 2.5%
                                                   Drug Retail -- 0.5%
            1,395,102                     B+/B3    Rite Aid Corp., Tranche 4 Term Loan, 9.5%,
                                                   6/10/15                                              $ 1,423,441
-------------------------------------------------------------------------------------------------------------------
                                                   Food Retail -- 2.0%
            1,350,000                     NR/B2    Bi-Lo LLC, Facility Term Loan, 9.5%, 5/12/15         $ 1,319,625
            4,794,773                      B/B2    Pinnacle Foods Finance LLC, Term Loan,
                                                   2.778% - 2.985%, 4/2/14                                4,530,202
                                                                                                        -----------
                                                                                                        $ 5,849,827
                                                                                                        -----------
                                                   Total Food & Staples Retailing                       $ 7,273,268
-------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

Principal               S&P/Moody's
Amount                  Ratings
USD ($)                 (unaudited)                                                          Value
                                      FOOD, BEVERAGE & TOBACCO -- 1.7%
                                      Agricultural Products -- 0.5%
     1,500,000                B/B1    Wm. Bolthouse Farms, Inc., First Lien Term Loan,
                                      5.5%, 2/11/16                                          $1,498,594
-------------------------------------------------------------------------------------------------------
                                      Distillers & Vintners -- 0.4%
       363,391               NR/NR    Constellation Brands, Inc., Extending Tranche B
                                      Term Loan, 3.063%, 6/5/15                              $  350,900
       736,609              BB/Ba3    Constellation Brands, Inc., Non-Extending Tranche
                                      B Term Loan, 1.813%, 6/5/13                               724,639
                                                                                             ----------
                                                                                             $1,075,539
-------------------------------------------------------------------------------------------------------
                                      Packaged Foods & Meats -- 0.8%
       989,796              BB/Ba3    Dean Foods Co., Tranche B Term Loan,
                                      1.605% - 1.675%, 4/2/14                                $  952,555
       260,245             BB-/Ba2    Dole Food Co., Inc., Credit-Linked Deposit Loan,
                                      0.238%, 8/30/10                                           259,988
       211,765             BB-/Ba2    Dole Food Co., Inc., Tranche B-1 Term Loan,
                                      5.0% - 5.5%, 3/2/17                                       212,520
       525,971             BB-/Ba2    Dole, Ltd., Tranche C-1 Term Loan,
                                      5.0% - 5.5%, 3/2/17                                       527,847
       493,750               NR/NR    Pierre Foods, Inc., Term Loan, 7.0% - 7.25%,
                                      3/3/16                                                    498,070
                                                                                             ----------
                                                                                             $2,450,980
                                                                                             ----------
                                      Total Food, Beverage & Tobacco                         $5,025,113
-------------------------------------------------------------------------------------------------------
                                      HOUSEHOLD & PERSONAL PRODUCTS -- 4.3%
                                      Household Products -- 3.2%
     1,695,750             BB-/Ba2    JohnsonDiversey, Inc., Tranche B Dollar Term
                                      Loan, 5.5%, 11/24/15                                   $1,697,870
     1,000,000               NR/NR    Reynolds Group Holdings, Inc., U.S. Incremental
                                      Term Loan, 5.75%, 5/5/16                                1,001,250
     1,391,250               NR/NR    Reynolds Group Holdings, Inc., U.S. Term Loan,
                                      6.25%, 5/5/16                                           1,392,989
     4,115,343(d)            B-/B3    Spectrum Brands, Inc., Dollar Term Loan B,
                                      8.0% - 8.75%, 6/30/12                                   4,108,141
       210,397               B-/B3    Spectrum Brands, Inc., LC Loan, 1.5%, 6/30/12             210,029
     1,032,009             BB-/Ba3    Yankee Candle Co., Inc., Term Loan, 2.28%,
                                      2/6/14                                                    993,191
                                                                                             ----------
                                                                                             $9,403,470
-------------------------------------------------------------------------------------------------------
                                      Personal Products -- 1.1%
       973,872(a)            NR/NR    Appleseed's Intermediate Holdings, Inc., First Lien
                                      Term Loan, 4.36%, 4/30/13                              $  822,922

The accompanying notes are an integral part of these financial statements.

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  21

Principal        S&P/Moody's
Amount           Ratings
USD ($)          (unaudited)                                                       Value
                               Personal Products -- (continued)
 2,500,000            B+/NR    Revlon Consumer Products Corp., Term Loan,
                               6.0%, 3/11/15                                       $ 2,447,395
                                                                                   -----------
                                                                                   $ 3,270,317
                                                                                   -----------
                               Total Household & Personal Products                 $12,673,787
----------------------------------------------------------------------------------------------
                               HEALTH CARE EQUIPMENT & SERVICES -- 12.9%
                               Health Care Equipment & Services -- 1.6%
   712,500             B/NR    Fenwal, Inc., First Lien Delayed Draw Term Loan,
                               2.605% - 2.788%, 2/28/14                            $   631,156
 4,157,143             B/NR    Fenwal, Inc., Initial First Lien Term Loan,
                               2.605% - 2.788%, 2/28/14                              3,682,534
   238,667            NR/NR    Fresenius SE, Tranche C-1 Dollar Term Loan,
                               4.5%, 9/10/14                                           239,065
   136,333            NR/NR    Fresenius SE, Tranche C-2 Term Loan, 4.5%,
                               9/10/14                                                 136,560
                                                                                   -----------
                                                                                   $ 4,689,315
----------------------------------------------------------------------------------------------
                               Health Care Facilities -- 4.5%
 2,400,000             B/B1    Ardent Medical Services, Inc., Term Loan, 6.5%,
                               9/15/15                                             $ 2,355,751
    56,563           BB/Ba3    CHS/Community Health Systems, Inc., Delayed
                               Draw Term Loan, 2.788%, 7/25/14                          53,013
 1,104,551           BB/Ba3    CHS/Community Health Systems, Inc., Term
                               Loan, 2.604%, 7/25/14                                 1,035,240
   249,352          BB-/Ba2    Hanger Orthopedic Group, Inc., Tranche B Term
                               Loan, 2.36%, 5/26/13                                    242,807
 2,698,472           BB/Ba3    HCA, Inc., Tranche B-1 Term Loan, 2.54%,
                               11/18/13                                              2,556,616
 6,471,473            NR/NR    HCA, Inc., Tranche B-2 Term Loan, 3.54%,
                               3/31/17                                               6,274,294
   298,704          BB-/Ba2    Psychiatric Solutions, Inc., Term Loan,
                               2.154% - 2.26%, 12/3/12                                 295,717
   375,000            NR/NR    Renal Advantage, Inc., Facility Term Loan B,
                               4.5%, 5/17/16                                           371,250
                                                                                   -----------
                                                                                   $13,184,688
----------------------------------------------------------------------------------------------
                               Health Care Services -- 4.7%
   748,125          BB-/Ba3    Alliance HealthCare Services, Initial Term Loan,
                               5.5%, 6/1/16                                        $   745,320
 1,496,250            NR/NR    Butler Animal Health Supply LLC, Term Loan,
                               5.5% - 7.75%, 12/31/15                                1,496,250
 2,255,185            NR/NR    CCS Medical, Inc., First Lien Term Loan, 9.0%,
                               3/31/15                                               2,210,081
   751,728            NR/NR    CCS Medical, Inc., Second Lien Term Loan,
                               11.0%, 3/31/16                                          669,038
 2,916,031          CCC+/B2    LifeCare Holdings, Term Loan, 4.59%, 8/10/12          2,690,038

The accompanying notes are an integral part of these financial statements.

22   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

Principal                     S&P/Moody's
Amount                        Ratings
USD ($)                       (unaudited)                                                       Value
                                            Health Care Services -- (continued)
        1,016,396(c)(d)            NR/NR    Medical Staffing Network, Inc., Second Lien Term
                                            Loan, 13.5%, 7/2/14                                 $   355,739
        3,000,000                  NR/B1    Prime Healthcare Services, Inc., Term Loan B,
                                            7.25%, 4/28/15                                        2,940,000
        1,915,200                 BB/Ba3    RehabCare Group, Inc., Term Loan B, 6.0%,
                                            11/24/15                                              1,916,397
          997,500                  BB/NR    Rural/Metro Operating Co. LLC, Term Loan, 7.0%,
                                            12/9/14                                               1,002,487
                                                                                                -----------
                                                                                                $14,025,350
-----------------------------------------------------------------------------------------------------------
                                            Health Care Supplies -- 1.7%
          464,317                 BB-/B1    Bausch & Lomb, Inc., Delayed Draw Term Loan,
                                            3.54%, 4/24/15                                      $   442,345
        1,914,539                 BB-/B1    Bausch & Lomb, Inc., Parent Term Loan, 3.54%,
                                            4/24/15                                               1,823,941
        2,816,009                 BB-/B1    Biomet, Inc., Dollar Term Loan,
                                            3.284% - 3.354%, 3/25/15                              2,744,905
                                                                                                -----------
                                                                                                $ 5,011,191
-----------------------------------------------------------------------------------------------------------
                                            Managed Health Care -- 0.4%
        1,195,714                  NR/B1    MultiPlan, Inc., Incremental Term Loan D, 6.0%,
                                            4/12/13                                             $ 1,194,594
                                                                                                -----------
                                            Total Health Care Equipment & Services              $38,105,138
-----------------------------------------------------------------------------------------------------------
                                            PHARMACEUTICALS & BIOTECHNOLOGY & LIFE
                                            SCIENCES -- 4.5%
                                            Biotechnology -- 1.1%
        1,318,681                  B+/B1    Generic Drug Holdings, Inc., Closing Date Term
                                            Loan, 6.5%, 4/8/16                                  $ 1,312,088
          181,319                  B+/B1    Generic Drug Holdings, Inc., Delayed Draw Term
                                            Loan, 6.5%, 4/8/16                                      180,412
          364,087                  NR/NR    Warner Chilcott Co., Inc., Term Loan B-3, 5.75%,
                                            4/30/15                                                 364,224
          703,983                 BB+/B1    Warner Chilcott Co. LLC, Term Loan A, 5.5%,
                                            10/30/14                                                704,463
          539,540                 BB+/B1    Warner Chilcott Co. LLC, Term Loan B-2, 5.75%,
                                            4/30/15                                                 539,793
          324,013                 BB+/B1    Warner Chilcott Corp., Term Loan B-1, 5.75%,
                                            4/30/15                                                 324,165
                                                                                                -----------
                                                                                                $ 3,425,145
-----------------------------------------------------------------------------------------------------------
                                            Life Sciences Tools & Services -- 0.7%
        1,950,000                  NR/NR    Wyle Services Corp., Term Loan, 6.0%, 3/28/16       $ 1,952,437
-----------------------------------------------------------------------------------------------------------
                                            Pharmaceuticals -- 2.7%
        2,032,385                  NR/NR    Graceway Pharmaceuticals LLC, Mezzanine Loan,
                                            8.523%, 11/1/13                                     $   431,882

The accompanying notes are an integral part of these financial statements.

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  23

Principal         S&P/Moody's
Amount           Ratings
USD ($)          (unaudited)                                                         Value
                               Pharmaceuticals -- (continued)
 7,609,911          BB+/Ba1    Mylan, Inc., U.S. Tranche B Term Loan,
                               3.5% - 3.563%, 10/2/14                                $ 7,576,617
                                                                                     -----------
                                                                                     $ 8,008,499
                                                                                     -----------
                               Total Pharmaceuticals &
                               Biotechnology & Life Sciences                         $13,386,081
------------------------------------------------------------------------------------------------
                               DIVERSIFIED FINANCIALS -- 2.6%
                               Consumer Finance -- 0.8%
 2,500,000            NR/NR    AGFS Funding Co., Term Loan, 7.25%, 4/21/15           $ 2,430,625
     6,791            NR/NR    Dollar Financial Corp., Canadian Borrower Term
                               Loan, 7.0%, 12/31/14                                        6,486
     4,994            NR/NR    Dollar Financial Corp., Delayed Draw Term Loan,
                               7.0%, 12/31/14                                              4,769
                                                                                     -----------
                                                                                     $ 2,441,880
------------------------------------------------------------------------------------------------
                               Investment Banking & Brokerage -- 0.1%
   325,000            NR/NR    LPL Holdings, Inc., Term Loan, 5.25%, 6/28/17         $   322,563
------------------------------------------------------------------------------------------------
                               Other Diversified Financial Services -- 0.4%
 1,250,000            NR/NR    Ikaria Acquisition, Inc., First Lien Term Loan,
                               7.0%, 5/14/16                                         $ 1,220,313
------------------------------------------------------------------------------------------------
                               Specialized Finance -- 1.3%
 1,827,492             B/B1    Collect Acquisition Corp., Advance Term Loan B,
                               7.5%, 5/15/13                                         $ 1,800,079
 2,000,000          BB+/Ba2    MSCI, Inc., Facility Term Loan, 3.25%, 4/30/16          2,002,500
                                                                                     -----------
                                                                                     $ 3,802,579
                                                                                     -----------
                               Total Diversified Financials                          $ 7,787,335
------------------------------------------------------------------------------------------------
                               INSURANCE -- 1.8%
                               Insurance Brokers -- 1.7%
   845,750             B/NR    HUB International, Ltd., Additional Term Loan,
                               6.75%, 6/13/14                                        $   827,778
   859,761             B/B2    HUB International, Ltd., Delayed Draw Term Loan,
                               2.79%, 6/13/14                                            783,458
 3,117,918             B/B2    HUB International, Ltd., Initial Term Loan, 2.79%,
                               6/13/14                                                 2,841,203
   497,500            NR/NR    USI Holdings Corp., New Term Loan Series C,
                               7.0%, 5/5/14                                              486,306
                                                                                     -----------
                                                                                     $ 4,938,745
------------------------------------------------------------------------------------------------
                               Multi-Line Insurance -- 0.1%
   232,565            B-/B2    AMWINS Group, Inc., Initial Term Loan,
                               2.76% - 3.04%, 6/8/13                                 $   215,268
                                                                                     -----------
                               Total Insurance                                       $ 5,154,013
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

Principal        S&P/Moody's
Amount           Ratings
USD ($)          (unaudited)                                                         Value
                               REAL ESTATE -- 1.8%
                               Diversified Real Estate Investment Trust -- 1.4%
 5,000,000            CC/Ca    Spirit Finance Corp., Term Loan, 3.344%, 8/1/13       $ 4,176,040
------------------------------------------------------------------------------------------------
                               Real Estate Development -- 0.2%
   600,000            B/Ba3    Ozburn-Hessey Holding Co. LLC, First Lien Term
                               Loan, 7.5%, 4/8/16                                    $   601,125
------------------------------------------------------------------------------------------------
                               Specialized Real Estate Investment Trust -- 0.2%
   500,000           BB/Ba1    MPT Operating Partnership, L.P., Term Loan,
                               5.0%, 5/17/16                                         $   497,500
                                                                                     -----------
                               Total Real Estate                                     $ 5,274,665
------------------------------------------------------------------------------------------------
                               SOFTWARE & SERVICES -- 14.0%
                               Application Software -- 1.9%
 1,598,097           B+/Ba2    Nuance Communications, Inc., Term Loan,
                               2.36%, 3/29/13                                        $ 1,545,160
 3,509,527            B+/B1    Serena Software, Inc., Term Loan,
                               2.252% - 2.522%, 3/11/13                                3,366,222
   897,282           BB-/NR    Verint Systems, Inc., Term Loan, 3.54%, 5/25/14           844,567
                                                                                     -----------
                                                                                     $ 5,755,949
------------------------------------------------------------------------------------------------
                               Data Processing & Outsourced Services -- 0.7%
   989,848            B+/B1    First Data Corp., Initial Tranche B-2 Term Loan,
                               3.032% - 3.04%, 9/24/14                               $   835,803
 1,185,909         BBB/Baa3    Lender Processing Services, Inc., Term Loan B,
                               2.854%, 7/1/14                                          1,183,933
                                                                                     -----------
                                                                                     $ 2,019,736
------------------------------------------------------------------------------------------------
                               IT Consulting & Other Services -- 4.8%
   937,886             B/B1    Activant Solutions, Inc., Term Loan, 2.313%,
                               5/2/13                                                $   888,647
   250,000           BB-/B1    Intergraph Corp., Incremental Term Loan B-1,
                               6.0%, 5/29/14                                             250,469
 4,471,157            B+/B2    Keane International, Inc., Closing Date Term Loan,
                               2.51%, 6/4/13                                           4,233,627
   348,837            B+/B2    Keane International, Inc., Synthetic LC Loan,
                               2.425%, 6/4/13                                            330,305
 4,925,000           BB/Ba3    SunGard Data Systems, Inc., Incremental Term
                               Loan, 6.75%, 2/28/14                                    4,916,790
 3,673,684           BB/Ba3    SunGard Data Systems, Inc., Tranche A U.S. Term
                               Loan, 2.047%, 2/28/14                                   3,514,797
                                                                                     -----------
                                                                                     $14,134,635
------------------------------------------------------------------------------------------------
                               Systems Software -- 6.6%
 1,234,375           BB-/B1    Allen Systems Group, Inc., First Lien Term Loan,
                               8.5%, 10/18/13                                        $ 1,235,146

The accompanying notes are an integral part of these financial statements.

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  25

Principal        S&P/Moody's
Amount           Ratings
USD ($)          (unaudited)                                                         Value
                               Systems Software -- (continued)
 2,321,474            NR/NR    Applied Systems, Inc., Term Loan, 2.854%,
                               9/26/13                                               $ 2,164,774
 2,655,907           BB-/NR    Dealer Computer Services, Inc., Term Loan,
                               5.25%, 4/21/17                                          2,642,627
 2,318,500            B+/B1    Infor Enterprise Solutions Holdings, Inc., Delayed
                               Draw Term Loan, 4.11%, 7/28/12                          2,159,103
 2,917,500            B+/B1    Infor Enterprise Solutions Holdings, Inc., Dollar
                               Tranche B-1 First Lien Term Loan,
                               3.03% - 3.11%, 7/28/12                                  2,829,975
 4,443,792            B+/B1    Infor Enterprise Solutions Holdings, Inc., Initial
                               U.S. Term Loan, 4.11%, 7/28/12                          4,138,281
 1,466,667            NR/NR    Infor Enterprise Solutions Holdings, Inc., Second
                               Lien Delayed Draw Term Loan, 6.604%, 3/2/14             1,149,500
 2,533,333        CCC+/Caa2    Infor Enterprise Solutions Holdings, Inc., Second
                               Lien Initial Dollar Term Loan, 6.604%, 3/2/14           1,963,333
   275,000            B+/B1    Telcordia Technologies, Inc., Term Loan, 6.75%,
                               4/30/16                                                   271,448
   940,911           BB-/B1    Vangent, Inc., Term Loan, 2.75%, 2/14/13                  893,866
                                                                                     -----------
                                                                                     $19,448,053
                                                                                     -----------
                               Total Software & Services                             $41,358,373
------------------------------------------------------------------------------------------------
                               TECHNOLOGY HARDWARE & EQUIPMENT -- 3.5%
                               Communications Equipment -- 0.8%
   775,545           BB/Ba2    CommScope, Inc., Term Loan B,
                               2.79% - 2.854%, 12/26/14                              $   754,218
 1,496,250           BB/Ba3    TowerCo Finance LLC, Term Loan, 6.0%,
                               11/24/14                                                1,498,744
                                                                                     -----------
                                                                                     $ 2,252,962
------------------------------------------------------------------------------------------------
                               Electronic Components -- 0.4%
    36,192           BB+/NR    Flextronics International, Ltd., A-1-B Delayed
                               Draw Loan, 2.54%, 10/1/14                             $    33,804
 1,151,656           BB+/NR    Flextronics International, Ltd., A-3 Delayed Draw
                               Loan, 2.523%, 10/1/14                                   1,086,875
                                                                                     -----------
                                                                                     $ 1,120,679
------------------------------------------------------------------------------------------------
                               Electronic Equipment & Instruments -- 0.9%
 1,024,077           B+/Ba3    Itron, Inc., Dollar Term Loan,
                               3.53% - 3.78%, 4/18/14                                $ 1,023,757
 1,543,513            NR/NR    Scitor Corp., Term Loan, 4.6%, 9/26/14                  1,524,219
                                                                                     -----------
                                                                                     $ 2,547,976
------------------------------------------------------------------------------------------------
                               Electronic Manufacturing Services -- 1.0%
 1,631,872          BB+/Ba3    Baldor Electric Co., Term Loan, 5.25%, 1/31/14        $ 1,632,073
   749,889            NR/B2    FCI USA, Inc., Facility Term Loan B-1,
                               3.67%, 11/1/13                                            692,397

The accompanying notes are an integral part of these financial statements.

26   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

Principal             S&P/Moody's
Amount                Ratings
USD ($)               (unaudited)                                                       Value
                                    Electronic Manufacturing Services -- (continued)
       749,889             NR/B2    FCI USA, Inc., Facility Term Loan B-5-B,
                                    3.67%, 11/1/13                                      $   692,397
                                                                                        -----------
                                                                                        $ 3,016,867
---------------------------------------------------------------------------------------------------
                                    Technology Distributors -- 0.4%
     1,300,000              B/B1    Securus Technologies, Inc., Term Loan,
                                    8.0%, 10/31/14                                      $ 1,309,750
                                                                                        -----------
                                    Total Technology Hardware & Equipment               $10,248,234
---------------------------------------------------------------------------------------------------
                                    SEMICONDUCTORS & SEMICONDUCTOR
                                    EQUIPMENT -- 0.5%
                                    Semiconductors -- 0.5%
     1,500,000            NR/Ba2    Intersil Corp., Term Loan, 5.5%, 4/27/16            $ 1,499,625
                                                                                        -----------
                                    Total Semiconductors & Semiconductor
                                    Equipment                                           $ 1,499,625
---------------------------------------------------------------------------------------------------
                                    TELECOMMUNICATION SERVICES -- 8.4%
                                    Alternative Carriers -- 2.0%
     6,500,000             B+/B1    Level 3 Financing, Inc., Tranche A Term Loan,
                                    2.548%, 3/13/14                                     $ 5,874,375
---------------------------------------------------------------------------------------------------
                                    Integrated Telecommunication Services -- 4.4%
 EURO   752,152            NR/NR    Amsterdamse Beheer-EN Consultingmaatschappij
                                    B.V., Casema Facility Term Loan B-1,
                                    3.426%, 9/15/14                                     $   900,620
 EURO   390,705            NR/NR    Amsterdamse Beheer-EN Consultingmaatschappij
                                    B.V., Casema Facility Term Loan B-2,
                                    3.426%, 9/15/14                                         467,827
 EURO 1,142,857            NR/NR    Amsterdamse Beheer-EN Consultingmaatschappij
                                    B.V., Casema Facility Term Loan C,
                                    3.926%, 9/14/15                                       1,368,446
 EURO   857,143            NR/NR    Amsterdamse Beheer-EN Consultingmaatschappij
                                    B.V., Kabelcom Facility Term Loan B,
                                    3.426%, 9/15/14                                       1,026,335
 EURO   857,143            NR/NR    Amsterdamse Beheer-EN Consultingmaatschappij
                                    B.V., Kabelcom Facility Term Loan C,
                                    3.926%, 9/14/15                                       1,026,335
     1,000,000         CCC+/Caa1    Hargray Acquisition Co., Second Lien Term Loan,
                                    5.853%, 1/29/15                                         898,750
     3,972,956             NR/B1    Telesat Canada, U.S. Term I Loan,
                                    3.36%, 10/31/14                                       3,835,146
       341,248             NR/B1    Telesat Canada, U.S. Term II Loan,
                                    3.28%, 10/31/14                                         329,411
       746,144            B+/Ba1    Time Warner Telecom Holdings, Inc., Term Loan B,
                                    2.11%, 1/7/13                                           725,625
     1,286,727            BB-/B1    West Corp., Term Loan B-2, 2.811%, 10/24/13           1,209,791

The accompanying notes are an integral part of these financial statements.

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  27

Principal                           S&P/Moody's
Amount                              Ratings
USD ($)                             (unaudited)                                                           Value
                                                  Integrated Telecommunication Services -- (continued)
           1,174,935                    BB+/NR    Windstream Corp., Tranche B-2 Term Loan,
                                                  3.06%, 12/17/15                                         $  1,139,197
                                                                                                          ------------
                                                                                                          $ 12,927,483
----------------------------------------------------------------------------------------------------------------------
                                                  Wireless Telecommunication Services -- 2.0%
           6,188,392                   BB-/Ba1    MetroPCS Wireless, Inc., Tranche B Term Loan,
                                                  2.563%, 11/3/13                                         $  5,953,010
                                                                                                          ------------
                                                  Total Telecommunication Services                        $ 24,754,868
----------------------------------------------------------------------------------------------------------------------
                                                  UTILITIES -- 5.5%
                                                  Electric Utilities -- 4.6%
           1,754,777                     B+/B1    Coleto Creek Power, L.P., First Lien Synthetic LC
                                                  Term Loan, 0.19%, 6/28/13                               $  1,612,201
           3,327,736                     B+/B1    Coleto Creek Power, L.P., First Lien Term Loan,
                                                  3.04% - 3.104%, 6/28/13                                    3,057,357
           4,812,500                     NR/NR    Coleto Creek Power, L.P., Second Lien Term Loan,
                                                  4.354%, 6/28/13                                            3,912,163
             881,057(a)(d)(e)            NR/NR    GBGH LLC, First Lien Term Loan, 4.0%, 6/9/13                 411,013
             290,844(a)(d)(e)            NR/NR    GBGH, LLC, Second Lien Term Loan,
                                                  12.0%, 6/9/14                                                  2,908
           5,771,671                     B+/NR    Texas Competitive Electric Holdings Co. LLC, Initial
                                                  Tranche B-2 Term Loan,
                                                  3.751% - 4.066%, 10/10/14                                  4,459,649
                                                                                                          ------------
                                                                                                          $ 13,455,291
----------------------------------------------------------------------------------------------------------------------
                                                  Independent Power Producers & Energy
                                                  Traders -- 0.9%
           1,804,111                     B+/B1    Calpine Corp., First Priority Term Loan,
                                                  3.165%, 3/29/14                                         $  1,700,562
             275,941                   BB-/Ba3    Mach Gen LLC, First Lien Synthetic LC Loan,
                                                  0.04%, 2/22/13                                               256,797
             273,514                  BB+/Baa3    NRG Energy, Inc., Credit-Linked Deposit Loan,
                                                  0.19%, 2/1/13                                                263,724
             414,759                  BB+/Baa3    NRG Energy, Inc., Term Loan,
                                                  2.04% - 2.104%, 2/1/13                                       399,913
                                                                                                          ------------
                                                                                                          $  2,620,996
                                                                                                          ------------
                                                  Total Utilities                                         $ 16,076,287
----------------------------------------------------------------------------------------------------------------------
                                                  TOTAL SENIOR SECURED FLOATING RATE LOAN
                                                  INTERESTS
                                                  (Cost $474,885,381)                                     $411,107,211
----------------------------------------------------------------------------------------------------------------------
                                                  CLAIMS -- 0.0% of Net Assets
                                                  CAPITAL GOODS -- 0.0%
                                                  Aerospace & Defense -- 0.0%
           1,200,000(a)(e)(h)            NR/NR    Northwest Airlines, Inc., ALPA Claim-Escrow, 2.5%       $        826

The accompanying notes are an integral part of these financial statements.

28   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

Principal                           S&P/Moody's
Amount                              Ratings
USD ($)                             (unaudited)                                                            Value
                                                  Aerospace & Defense -- (continued)
           2,500,000(a)(e)(h)            NR/NR    Northwest Airlines, Inc., Bell Atlantic
                                                  Claim-Escrow, 2.5%                                       $    1,720
           2,500,000(a)(e)(h)            NR/NR    Northwest Airlines, Inc., EDC Claim-Escrow, 5.32%             1,720
           2,130,600(a)(e)(h)            NR/NR    Northwest Airlines, Inc., Flight Attendant
                                                  Claim-Escrow, 2.5%                                            1,466
           1,500,000(a)(e)(h)            NR/NR    Northwest Airlines, Inc., GE Claim-Escrow, 2.5%               1,032
           1,264,500(a)(e)(h)            NR/NR    Northwest Airlines, Inc., IAM Claim-Escrow, 2.5%                870
           1,404,900(a)(e)(h)            NR/NR    Northwest Airlines, Inc., Retiree Claim-Escrow, 2.5%            966
                                                                                                           ----------
                                                  Total Capital Goods                                      $    8,600
---------------------------------------------------------------------------------------------------------------------
                                                  TOTAL CLAIMS
                                                  (Cost $0)                                                $    8,600
---------------------------------------------------------------------------------------------------------------------
                                                  CORPORATE NOTES -- 14.2% of Net Assets
                                                  ENERGY -- 0.9%
                                                  Oil & Gas Exploration & Production -- 0.9%
           2,490,000                     BB/B1    Denbury Resources, Inc., 8.25%, 2/15/20                  $2,570,925
                                                                                                           ----------
                                                  Total Energy                                             $2,570,925
---------------------------------------------------------------------------------------------------------------------
                                                  MATERIALS -- 0.8%
                                                  Paper Products -- 0.8%
           1,750,000                     B+/B1    Appleton Papers, Inc., 10.5%, 6/15/15 (144A)             $1,592,500
             600,000                     B+/B1    Cellu Tissue Holdings, Inc., 11.5%, 6/1/14                  645,000
                                                                                                           ----------
                                                  Total Materials                                          $2,237,500
---------------------------------------------------------------------------------------------------------------------
                                                  CAPITAL GOODS -- 1.2%
                                                  Aerospace & Defense -- 0.8%
             550,000                    BB/Ba3    DigitalGlobe, Inc., 10.5%, 5/1/14 (144A)                 $  588,500
           1,850,000                     BB/NR    Spirit AeroSystems, Inc., 7.5%, 10/1/2017                 1,822,250
                                                                                                           ----------
                                                                                                           $2,410,750
---------------------------------------------------------------------------------------------------------------------
                                                  Construction & Farm Machinery & Heavy
                                                  Trucks -- 0.4%
           1,000,000                  BB-/Caa1    Manitowoc Co., Inc., 9.5%, 2/15/18                       $  982,500
                                                                                                           ----------
                                                  Total Capital Goods                                      $3,393,250
---------------------------------------------------------------------------------------------------------------------
                                                  AUTOMOBILES & COMPONENTS -- 0.0%
                                                  Auto Parts & Equipment -- 0.0%
             127,932                     NR/NR    Delphi International Holdings S.A.R.L,
                                                  12.0%, 10/6/14                                           $  127,932
                                                                                                           ----------
                                                  Total Automobiles & Components                           $  127,932
---------------------------------------------------------------------------------------------------------------------
                                                  CONSUMER DURABLES & APPAREL -- 0.3%
                                                  Housewares & Specialties -- 0.3%
           1,000,000                    BB-/B1    Jarden Corp., 8.0%, 5/1/16                               $1,021,250
                                                                                                           ----------
                                                  Total Consumer Durables & Apparel                        $1,021,250
---------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  29

Principal                           S&P/Moody's
Amount                              Ratings
USD ($)                             (unaudited)                                                       Value
                                                  MEDIA -- 0.3%
                                                  Advertising -- 0.3%
             936,000                     B+/B2    MDC Partners, Inc., 11.0%, 11/1/16 (144A)           $ 1,001,520
                                                                                                      -----------
                                                  Total Media                                         $ 1,001,520
-----------------------------------------------------------------------------------------------------------------
                                                  RETAILING -- 0.6%
                                                  Catalog Retail -- 0.6%
           1,825,000                   BB+/Ba2    QVC, Inc., 7.5%, 10/1/19 (144A)                     $ 1,779,375
                                                                                                      -----------
                                                  Total Retailing                                     $ 1,779,375
-----------------------------------------------------------------------------------------------------------------
                                                  PHARMACEUTICALS & BIOTECHNOLOGY & LIFE
                                                  SCIENCES -- 8.8%
                                                  Biotechnology -- 1.5%
           3,609,385(a)                  NR/NR    Fosamprenavir Pharma, 15.5%, 6/15/18 (144A)         $ 3,428,916
           2,943,265(a)(b)(d)            NR/NR    Molecular Insight Pharmaceuticals, Inc., 8.344%,
                                                  11/16/12 (144A)                                       1,030,143
                                                                                                      -----------
                                                                                                      $ 4,459,059
-----------------------------------------------------------------------------------------------------------------
                                                  Pharmaceuticals -- 7.3%
          15,000,000(a)                  NR/NR    Azithromycin Royalty Sub LLC, 16.0%,
                                                  5/15/19 (144A)                                      $11,550,000
          11,482,524(a)(d)               NR/NR    Celtic Pharma Phinco B.V., 17.0%,
                                                  6/15/12 (144A)                                        6,545,039
             600,000(a)                  NR/NR    Pharma V, 13.0%, 10/15/13 (144A)                        576,000
             596,031(a)(b)(d)            NR/NR    Pharma VI, 5.786%, 10/15/14 (144A)                      476,825
           1,256,219(a)(d)               NR/NR    Pharma X, 15.5%, 3/30/17 (144A)                       1,067,786
           1,500,000(a)(d)               NR/NR    TCD Pharma, 16.0%, 4/15/24 (144A)                     1,320,000
                                                                                                      -----------
                                                                                                      $21,535,650
                                                                                                      -----------
                                                  Total Pharmaceuticals & Biotechnology
                                                  & Life Sciences                                     $25,994,709
-----------------------------------------------------------------------------------------------------------------
                                                  DIVERSIFIED FINANCIALS -- 0.4%
                                                  Asset Management & Custody Banks -- 0.2%
             530,000                  BB+/Baa3    Janus Capital Group, Inc., 6.25%, 6/15/12           $   546,684
-----------------------------------------------------------------------------------------------------------------
                                                  Consumer Finance -- 0.1%
             200,000                  BBB/Baa1    Capital One Financial Corp., 7.375%, 5/23/14        $   227,217
-----------------------------------------------------------------------------------------------------------------
                                                  Other Diversified Financial Services -- 0.1%
             500,000(b)                  BB/NR    Lodestone Re, Ltd., 8.4%, 5/17/13 (144A)            $   497,750
                                                                                                      -----------
                                                  Total Diversified Financials                        $ 1,271,651
-----------------------------------------------------------------------------------------------------------------
                                                  INSURANCE -- 0.5%
                                                  Reinsurance -- 0.5%
             250,000(b)                 NR/Ba2    Muteki, Ltd., 4.845%, 5/24/11 (144A)                $   246,175
             500,000(b)                  NR/NR    Mystic Re, Ltd., 10.252%, 6/7/11 (144A)                 503,100
             600,000(b)                  NR/NR    Residential Reinsurance 2008, Ltd., 7.002%,
                                                  6/6/11 (144A)                                           588,480
                                                                                                      -----------
                                                  Total Insurance                                     $ 1,337,755
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

30   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

Principal                         S&P/Moody's
Amount                            Ratings
USD ($)                           (unaudited)                                                     Value
                                                REAL ESTATE -- 0.3%
                                                Specialized Real Estate Investment Trusts -- 0.3%
           750,000                  BBB/Baa2    Hospitality Properties Trust, 7.875%, 8/15/14     $   824,353
                                                                                                  -----------
                                                Total Real Estate                                 $   824,353
-------------------------------------------------------------------------------------------------------------
                                                TELECOMMUNICATION SERVICES -- 0.1%
                                                Integrated Telecommunication Services -- 0.1%
           300,000                    BB/Ba2    Frontier Communications Corp., 8.25%, 5/1/14      $   307,875
                                                                                                  -----------
                                                Total Telecommunication Services                  $   307,875
-------------------------------------------------------------------------------------------------------------
                                                TOTAL CORPORATE NOTES
                                                (Cost $51,589,535)                                $41,868,095
-------------------------------------------------------------------------------------------------------------
       Shares
-------------------------------------------------------------------------------------------------------------
                                                COMMON STOCK -- 4.8% of Net Assets
                                                ENERGY -- 0.0%
                                                Oil & Gas Drilling -- 0.0%
               138(a)(e)(h)                     TARH E&P Holdings GP, LLP Class A Membership
                                                Interest                                          $         1
           130,056(a)(e)(h)                     TARH E&P Holdings LP, Class A Partnership
                                                Interest                                                1,301
                                                                                                  -----------
                                                                                                  $     1,302
-------------------------------------------------------------------------------------------------------------
                                                Oil & Gas Equipment & Services -- 0.0%
           213,605(e)(h)                        Value Creation, Inc.                              $    57,673
                                                                                                  -----------
                                                Total Energy                                      $    58,975
-------------------------------------------------------------------------------------------------------------
                                                MATERIALS -- 0.7%
                                                Commodity Chemicals -- 0.6%
           101,750(h)                           Georgia Gulf Corp.                                $ 1,770,450
-------------------------------------------------------------------------------------------------------------
                                                Diversified Chemicals -- 0.1%
            20,650(e)(h)                        Panda Herford Ethanol LP                          $   206,500
                                                                                                  -----------
                                                Total Materials                                   $ 1,976,950
-------------------------------------------------------------------------------------------------------------
                                                TRANSPORTATION -- 0.1%
                                                Airlines -- 0.0%
             5,460(h)                           Delta Airlines, Inc.                              $    74,147
-------------------------------------------------------------------------------------------------------------
                                                Trucking -- 0.1%
            12,887(h)                           SIRVA Worldwide, Inc.                             $   193,305
                                                                                                  -----------
                                                Total Transportation                              $   267,452
-------------------------------------------------------------------------------------------------------------
                                                AUTOMOBILES & COMPONENTS -- 3.7%
                                                Auto Parts & Equipment -- 3.7%
               829(h)                           Delphi DIP Holdco LLP, Class B Subscription       $11,067,150
                                                                                                  -----------
                                                Total Automobiles & Components                    $11,067,150
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  31

Shares                                                                                       Value
                                        MEDIA -- 0.1%
                                        Broadcasting -- 0.1%
             5,325(h)                   Charter Communications, Inc.                         $     191,700
                                                                                             -------------
                                        Total Media                                          $     191,700
----------------------------------------------------------------------------------------------------------
                                        HEALTH CARE EQUIPMENT & SERVICES -- 0.2%
                                        Health Care Services -- 0.2%
            15,034(h)                   CCS Medical, Inc.                                    $     443,503
                                                                                             -------------
                                        Total Health Care Equipment & Services               $     443,503
----------------------------------------------------------------------------------------------------------
                                        UTILITIES -- 0.0%
                                        Electric Utilities -- 0.0%
             1,589(a)(e)(h)             GBGH, LLC Membership Interest                        $          16
                                                                                             -------------
                                        Total Utilities                                      $          16
----------------------------------------------------------------------------------------------------------
                                        TOTAL COMMON STOCK
                                        (Cost $8,311,030)                                    $  14,005,746
----------------------------------------------------------------------------------------------------------
                                        LIQUIDATING TRUST -- 0.0% of Net Assets
                                        CONSUMER SERVICES -- 0.0%
                                        Hotels, Resorts & Cruise Lines -- 0.0%
         3,377,886(e)(h)                Yellowstone Mountain Club LLC, Liquidating Trust     $         --
                                                                                             -------------
                                        Total Consumer Services                              $         --
----------------------------------------------------------------------------------------------------------
                                        TOTAL LIQUIDATING TRUST
                                        (Cost $0)                                            $         --
----------------------------------------------------------------------------------------------------------
                                        RIGHTS/WARRANTS -- 0.0% of Net Assets
                                        TELECOMMUNICATION SERVICES -- 0.0%
                                        Integrated Telecommunication Services -- 0.0%
           133,333(a)(e)(h)             Clearwire Corp., Exp. 8/15/10 (144A)                 $         --
           133,333(h)                   Clearwire Corp. Rights, Exp 6/21/10                         44,267
                                                                                             -------------
                                        Total Telecommunication Services                     $      44,267
----------------------------------------------------------------------------------------------------------
                                        TOTAL RIGHTS/WARRANTS
                                        (Cost $956,752)                                      $      44,267
----------------------------------------------------------------------------------------------------------
                                        TOTAL INVESTMENTS IN SECURITIES -- 160.0%
                                        (Cost $542,055,470)(i)                               $ 471,784,327
----------------------------------------------------------------------------------------------------------
                                        OTHER ASSETS AND LIABILITIES -- 1.9%                 $   5,597,491
----------------------------------------------------------------------------------------------------------
                                        PREFERRED SHARES AT REDEMPTION VALUE,
                                        INCLUDING DIVIDENDS PAYABLE -- (61.9)%               $(182,492,683)
----------------------------------------------------------------------------------------------------------
                                        NET ASSETS APPLICABLE TO COMMON
                                        SHAREOWNERS -- 100.0%                                $ 294,889,135
==========================================================================================================

The accompanying notes are an integral part of these financial statements.

32   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

NR     Security not rated by S&P or Moody's.

* Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at May 31, 2010.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2010, the value of these securities amounted to $44,384,789 or 15.1% of total net assets applicable to common shareowners.

(a) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $102,982,230. The aggregate value of $52,247,395 represents 17.7% of the total net assets applicable to common shareowners.

(b)    Floating Rate Note. The rate shown is the coupon rate at May 31, 2010.

(c)    Security is in default and is non-income producing.

(d) Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

(e) Security is fair valued using fair value methods (other than prices supplied by independent pricing services). (See Note 1A).

(f)    Issuer in the process of reorganization.

(g)    The company and agent bank are in the process of negotiating forbearance.

(h)    Non-income producing.

(i) At May 31, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $542,326,851 was as follows:

       Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost            $ 13,033,337
       Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value             (83,575,861)
                                                                    ------------
       Net unrealized loss                                          $(70,542,524)
                                                                    ============

For financial reporting purposes net unrealized loss on investments was $70,271,143 and cost of investments aggregated $542,055,470.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2010, aggregated $107,800,464 and $116,029,506, respectively.

The accompanying notes are an integral part of these financial statements.

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  33

Glossary of Terms:

LC -- Letter of Credit

Principal amounts are denominated in U.S. dollars unless otherwise noted.

AUD -- Australian Dollar
EURO -- Euro

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2010, in valuing the Trust's investments:

                                      Level 1      Level 2        Level 3       Total
Collateralized loan obligations       $     --     $        --    $4,750,408    $ 4,750,408
Senior secured floating rate loan
  interests (oil & gas drilling)            --       5,699,429     1,316,308      7,015,737
Senior secured floating rate loan
  interests (cable & satellite)             --      26,824,852    10,509,939     37,334,791
Senior secured floating rate loan
  interests (electric utilities)            --      13,041,370       413,921     13,455,291
Senior secured floating rate loan
  interests (other industries)              --     353,301,392           --     353,301,392
Claims                                      --              --         8,600          8,600
Corporate notes (biotechnology)             --              --     4,459,059      4,459,059
Corporate notes (pharmaceuticals)           --              --    21,535,650     21,535,650
Corporate notes (other industries)          --      15,873,386           --      15,873,386
Common stock (oil & gas drilling)           --              --         1,302          1,302
Common stock (oil & gas equipment
  & services)                               --              --        57,673         57,673
Common stock (diversified
  chemicals)                                --              --       206,500        206,500
Common stock (trucking)                     --         193,305            --        193,305
Common stock (auto parts &
  equipment)                                --      11,067,150            --     11,067,150
Common stock (health care services)         --         443,503            --        443,503
Common stock (electric utilities)           --              --            16             16
Common stock (other industries)      2,036,297              --            --      2,036,297

The accompanying notes are an integral part of these financial statements.

34   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

                               Level 1      Level 2        Level 3       Total
Liquidating trust                     --             --             --              --
Rights/Warrants                   44,267             --             --          44,267
---------------------------------------------------------------------------------------
  Total                       $2,080,564   $426,444,387    $43,259,376    $471,784,327
=======================================================================================
Other Financial Instruments*  $       --   $   (220,285)   $        --    $   (220,285)
---------------------------------------------------------------------------------------

* Other financial instruments include net depreciation on unfunded corporate loans.

The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

                                                           Change in
                                                           unrealized                         Transfer in
                            Balance as of     Realized     appreciation      Net purchases    and out of     Balance as of
                            11/30/09          gain (loss)  (depreciation)1   (sales)          Level 3*       5/31/10
Collateralized loan
  obligations               $ 4,485,650       $ --         $   276,887       $ (12,129)       $ --           $ 4,750,408
Senior secured floating
  rate loan interests
  (oil & gas drilling)        1,275,323         --              (1,253)         42,238          --             1,316,308
Senior secured floating
  rate loan interests
  (cable & satellite)        10,509,939         --                  --              --          --            10,509,939
Senior secured floating
  rate loan interests
  (electric utilities)          413,755         --             (16,485)         16,651          --               413,921
Claims                            8,600         --                  --              --          --                 8,600
Corporate notes
    (biotechnology)           6,001,042         --          (1,203,326)       (338,657)         --             4,459,059
Corporate notes
  (pharmaceuticals)          21,965,041         --            (706,857)        277,466          --            21,535,650
Common stock (oil &
  gas drilling)                   1,302         --                  --              --          --                 1,302
Common stock (oil &
  gas equipment &
  services)                          --         --              57,459             214          --                57,673
Common stock
  (diversified
  chemicals)                    206,500         --                  --              --          --               206,500
Common stock (other
  diversified financial
  services)                          16         --                  --              --          --                    16
Liquidating trust                    --         --                  --              --          --                    --
Rights/warrants                      --         --                  --              --          --                    --
------------------------------------------------------------------------------------------------------------------------
Ending balance              $44,867,168       $ --         $(1,593,575)      $ (14,217)       $ --           $43,259,376
========================================================================================================================

(1) Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) from investments in the Statement of Operations.

*    Transfers are calculated beginning of period.

The accompanying notes are an integral part of these financial statements.

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  35

Statement of Assets and Liabilities | 5/31/10 (unaudited)

ASSETS:
  Investments in securities, at value (cost $542,055,470)                $ 471,784,327
  Cash                                                                       5,978,705
  Foreign currencies, at value (cost $3,158,087)                             2,915,113
  Receivables --
   Investment securities sold                                                4,921,970
   Paydowns                                                                     18,813
   Interest                                                                  4,089,596
   Commitment fees                                                               1,286
   Prepaid expenses                                                             13,979
--------------------------------------------------------------------------------------
   Total assets                                                          $ 489,723,789
--------------------------------------------------------------------------------------
LIABILITIES:
  Payables  --
   Investment securities purchased                                       $  11,439,423
  Depreciation on unfunded corporate loans -- net                              220,285
  Unamortized facility fees                                                    189,127
  Due to affiliates                                                            325,998
  Accrued expenses                                                             167,138
--------------------------------------------------------------------------------------
     Total liabilities                                                   $  12,341,971
--------------------------------------------------------------------------------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to 7,298 shares,
   including dividends payable of $42,683                                $ 182,492,683
--------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                                        $ 462,090,694
  Distributions in excess of net investment income                            (204,076)
  Accumulated net realized loss on investments and foreign currency
   transactions                                                            (96,245,498)
  Net unrealized loss on investments                                       (70,491,428)
  Net unrealized loss on foreign currency assets and liabilities
   denominated in foreign currencies                                          (260,557)
--------------------------------------------------------------------------------------
     Net assets applicable to common shareowners                         $ 294,889,135
======================================================================================
NET ASSET VALUE PER SHARE:
No par value, (unlimited number of shares authorized)
  Based on $294,889,135/24,466,483 common shares                         $       12.05
======================================================================================

The accompanying notes are an integral part of these financial statements.

36   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

Statement of Operations (unaudited)

For the Six Months Ended 5/31/10

INVESTMENT INCOME:
  Interest                                                          $  16,617,592
  Facility and other fees                                                 217,875
-------------------------------------------------------------------------------------------------
     Total investment income                                                          $16,835,467
-------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                   $   1,665,684
  Administrative fees                                                     226,601
  Transfer agent fees and expenses                                          6,000
  Shareowner communication expenses                                        37,030
  Auction agent fees                                                      242,804
  Custodian fees                                                           17,484
  Registration fees                                                        11,886
  Professional fees                                                       124,569
  Printing expenses                                                        27,408
  Trustees' fees                                                            7,205
  Pricing fees                                                             32,302
  Miscellaneous                                                           110,424
-------------------------------------------------------------------------------------------------
     Total expenses                                                                   $ 2,509,397
-------------------------------------------------------------------------------------------------
       Net investment income                                                          $14,326,070
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                      $  (5,085,646)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                          5,264     $(5,080,382)
-------------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) from:
   Investments                                                      $  18,779,964
   Unfunded corporate loans                                               412,158
   Foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                   (255,143)    $18,936,979
-------------------------------------------------------------------------------------------------
   Net gain on investments and foreign currency transactions                          $13,856,597
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREOWNERSFROM NET
INVESTMENT INCOME:                                                                    $(1,367,905)
-------------------------------------------------------------------------------------------------
  Net increase in net assets applicable to common shareowners
   resulting from operations                                                          $26,814,762
=================================================================================================

The accompanying notes are an integral part of these financial statements.

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  37

Statement of Changes in Net Assets

For the Six Months Ended 5/31/10 and the Year Ended 11/30/09, respectively

                                                                     Six Months
                                                                     Ended              Year
                                                                     5/31/10            Ended
                                                                     (unaudited)        11/30/09
FROM OPERATIONS:
Net investment income                                                $ 14,326,070       $ 27,553,560
Net realized loss on investments and foreign currency
  transactions                                                         (5,080,382)       (50,368,659)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                                18,936,979        122,291,286
Distributions to preferred shareowners from net investment
  income                                                               (1,367,905)        (2,948,076)
----------------------------------------------------------------------------------------------------
   Net increase in net assets applicable to common
     shareowners resulting from operations                           $ 26,814,762       $ 96,528,111
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREOWNERS:
Net investment income
   ($0.448 and $1.117 per share, respectively)                       $(10,943,623)      $(27,292,353)
Tax return of capital
   ($0.000 and $0.053 per share, respectively)                                --          (1,288,580)
----------------------------------------------------------------------------------------------------
     Total distributions to common shareowners                       $(10,943,623)      $(28,580,933)
----------------------------------------------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
Reinvestment of distributions                                        $    453,375       $        --
----------------------------------------------------------------------------------------------------
   Net increase in net assets applicable to common
     shareowners resulting from Trust share transactions             $    453,375       $        --
----------------------------------------------------------------------------------------------------
   Net increase in net assets applicable to common
     shareowners                                                     $ 16,324,514       $ 67,947,178
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
Beginning of period                                                   278,564,621        210,617,443
----------------------------------------------------------------------------------------------------
End of period                                                        $294,889,135       $278,564,621
----------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                     $   (204,076)      $ (2,218,618)
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

38   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

Financial Highlights

                                                              Six Months
                                                              Ended        Year       Year       Year        Year       12/28/04 (b)
                                                              5/31/10      Ended      Ended      Ended       Ended      to
                                                              (unaudited)  11/30/09   11/30/08   11/30/07    11/30/06   11/30/05
Per Common Share Operating Performance
Net asset value, beginning of period                          $11.40       $ 8.62     $18.07     $19.66      $19.08     $19.10(c)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations: (a)
 Net investment income                                        $ 0.59       $ 1.13     $ 1.88     $ 2.30      $ 2.20     $ 1.33
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                 0.57         2.94      (8.88)     (1.47)       0.52      (0.05)
 Dividends and distributions to preferred shareowners from:
  Net investment income                                        (0.06)       (0.12)     (0.37)     (0.51)      (0.46)     (0.23)
  Net realized gains                                              --           --      (0.03)      0.00(d)       --         --
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment operations         $ 1.10       $ 3.95     $(7.40)    $ 0.32      $ 2.26     $ 1.05
Distributions to common shareowners from:
 Net investment income                                         (0.45)       (1.12)     (1.70)     (1.91)      (1.63)     (0.92)
 Net realized gains                                               --           --      (0.35)      0.00(d)    (0.05)        --
 Tax return of capital                                            --        (0.05)        --         --          --         --
Capital charge with respect to issuance of:
 Common shares                                                    --           --         --         --          --      (0.04)
 Preferred shares                                                 --           --         --         --      0.00 (d)    (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ 0.65       $ 2.78     $(9.45)    $(1.59)     $ 0.58     $(0.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period (e)                            $12.05       $11.40     $ 8.62     $18.07      $19.66     $19.08
====================================================================================================================================
Market value, end of period (e)                               $12.15       $11.54     $ 6.90     $16.79      $18.95     $17.14
====================================================================================================================================
Total return at market value (f)                                9.27%       91.01%    (52.10)%    (2.02)%     20.94%     (9.76)%
Ratios to average net assets of common shareowners
 Net expenses (g)                                               1.71%(h)     2.03%      1.60%      1.40%       1.38%      1.23%(h)
 Net investment income before preferred share dividends         9.75%(h)    11.79%     12.61%     11.92%      11.37%      7.52%(h)

The accompanying notes are an integral part of these financial statements.

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  39

                                                        Six Months
                                                        Ended          Year        Year        Year        Year        12/28/04 (b)
                                                        5/31/10        Ended       Ended       Ended       Ended       to
                                                        (unaudited)    11/30/09    11/30/08    11/30/07    11/30/06    11/30/05
 Preferred share dividends                                  0.93%(h)       1.26%       2.47%       2.66%       2.39%       1.29%(h)
 Net investment income available to common shareowners      8.82%(h)      10.53%      10.14%       9.26%       8.98%       6.23%(h)
Portfolio turnover                                            23%            32%         31%         80%         75%         61%
Net assets of common shareowners, end of period
  (in thousands)                                        $294,889       $278,565    $210,617    $441,493    $478,255    $464,324
Preferred shares outstanding (in thousands)             $182,450       $182,450    $204,475    $234,500    $234,500    $234,500
Asset coverage per preferred share, end of period       $ 65,413       $ 63,175    $ 50,758    $ 72,067    $ 76,000    $ 74,520
Average market value per preferred share (i)            $ 25,000       $ 25,000    $ 25,000    $ 25,000    $ 25,000    $ 25,000
Liquidation value, including dividends payable, per
  preferred share                                       $ 25,006       $ 25,005    $ 25,007    $ 25,009    $ 25,013    $ 25,018
Ratios to average net assets of common shareowners
 before waivers and reimbursement of expenses
 Net expenses (g)                                           1.71%(h)       2.03%       1.60%       1.40%       1.40%       1.24%(h)
 Net investment income before preferred share dividends     9.75%(h)      11.79%      12.61%      11.92%      11.35%       7.51%(h)
 Preferred share dividends                                  0.93%(h)       1.26%       2.47%       2.66%       2.39%       1.29%(h)
 Net investment income available to common shareowners      8.82%(h)      10.53%      10.14%       9.26%       8.96%       6.22%(h)
===================================================================================================================================

(a) The per common share data presented above is based upon the average common shares outstanding for the periods presented.

(b)  The Trust common shares were first publicly offered on December 28, 2004.

(c) Net asset value immediately after the closing of the first public offering was $19.06.

(d)  Amount is less than $0.01 per share.

(e) Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.

(f) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns covering less than a full period are not annualized. Past performance is not a guarantee of future results.

(g) Expense ratios do not reflect the effect of dividend payments to preferred shareowners.

(h)  Annualized.

(i)  Market value is redemption value without an active market.

The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.

The accompanying notes are an integral part of these financial statements.

40   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

Notes to Financial Statements | 5/31/10 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Floating Rate Trust (the "Trust") was organized as a Delaware statutory trust on October 6, 2004. Prior to commencing operations on December 28, 2004, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The investment objective of the Trust is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective of high current income.

Information regarding the Trust's principal risks is contained in the Trust's original offering prospectus with additional information included in the Trust's shareowner reports from time to time. Please refer to those documents when considering the Trust's risks. At times, the Trust's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The Trust invests primarily in senior floating rate loans (Senior Loans). The Trust may also invest in other floating and variable rate instruments, including second lien loans, investment grade fixed-income debt securities and high yield, high risk corporate bonds. The Trust may also invest in below investment grade securities. Below investment grade securities are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.

The Trust's investments in certain foreign markets or countries with limited developing markets may subject the Trust to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

The Trust is not limited in the percentage of its assets that may be invested in Senior Loans and other securities deemed to be illiquid. Illiquid securities may be difficult to sell at a fair price at times when the Trust believes it is desirable to do so and their market price is generally more volatile than that of more liquid securities. Illiquid securities also may be more difficult to value and

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10 41 investment of the Trust's assets in illiquid securities may restrict the Trust's ability to take advantage of market opportunities.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Trust is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. Senior Loans are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of Senior Loans for which no reliable price quotes are available, such Senior Loans will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations. Fixed-income securities with remaining maturities of more than sixty days are valued at prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities or loans for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times.

   The Trust may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Trust's net asset value. Thus, the valuation of the Trust's securities may differ from exchange prices. At May 31, 2010, 21 securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services)

42   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10
   representing 4.2% of net assets applicable to common shareowners. Inputs used in the valuation of a security using fair value methods include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost.

   Discounts and premiums on debt securities are accreted or amortized, respectively, daily, into interest income on an effective yield to maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust becomes aware of the ex-dividend data in the exercise of reasonable diligence.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Foreign Currency Translation

   The books and records of the Trust are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Federal Income Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax returns for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Trust's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or net realized gain (loss) on investments and foreign

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10 43 currency transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid to common and preferred shareowners will be determined at the end of the fiscal year. Distributions paid during the year ended November 30, 2009 were as follows:

                                                                        2009
   Distributions paid from:
   Ordinary income                                               $30,240,429
   Tax return of capital                                           1,288,580
   -------------------------------------------------------------------------
      Total distribution                                         $31,529,009
   =========================================================================

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2009.

                                                                        2009
   Distributable earnings:
   Capital loss carryforward                                  $  (90,438,854)
   Post-October loss deferred                                       (726,262)
   Distributions payable                                          (1,869,305)
   Unrealized depreciation                                       (90,038,277)
   -------------------------------------------------------------------------
      Total                                                   $ (183,072,698)
   =========================================================================

   The difference between book-basis and tax-basis unrealized depreciation is primarily attributable to the difference between book and tax amortization methods for premiums and discounts on fixed-income securities, book/tax differences in the accrual of income on securities in default and the realization of unrealized gain on investments in passive foreign investment companies.

D. Repurchase Agreements

   With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian or a sub custodian of the Trust. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

E. Automatic Dividend Reinvestment Plan

   All common shareowners, whose shares are registered in their own names, automatically participate in the Automatic Dividend Reinvestment Plan (the
   Plan), under which participants receive all dividends and capital gain distributions (collectively, dividends) in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan.

44   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

   Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notifying American Stock Transfer & Trust Company, the agent for shareowners in administering the Plan (the Plan Agent), in writing prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

   If a shareowner's shares are held in the name of a brokerage firm, bank or other nominee, the shareowner can ask the firm or nominee to participate in the Plan on the shareowner's behalf. If the firm or nominee does not offer the Plan, dividends will be paid in cash to the shareowner of record. A firm or nominee may reinvest a shareowner's cash dividend in common shares of the Trust on terms that differ from the terms of the plan.

   Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees (market premium), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value (market discount), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), manages the Trust's portfolio. Management fees payable under the Trust's Advisory Agreement with PIM are calculated daily at the annual rate of 0.70% of the Trust's average daily managed assets. "Managed assets" means (a) the

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10 45 total assets of the Trust, including any form of investment leverage, minus (b) all accrued liabilities incurred in the normal course of operations, which shall not include any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility of the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, and/or (iii) any other means. For the six months ended May 31, 2010, the net management fee was equivalent to 0.70% of the Trust's average daily managed assets, which was equivalent to 1.13% of the Trust's average daily net assets attributable to the common shareowners.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Trust. At May 31, 2010, $325,998 was payable to PIM related to management costs, administrative costs and certain other reimbursements and is included in "Due to affiliates" on the Statement of Assets and Liabilities.

PIM has retained Princeton Administrators, LLC (Princeton) to provide certain administrative and accounting services to the Trust on its behalf. PIM pays Princeton a monthly fee at an annual rate equal to 0.07% of the Trust's average daily managed assets up to $500 million and 0.03% for average daily managed assets in excess of $500 million, subject to a minimum monthly fee of $10,000. Princeton receives no compensation directly from the Trust. Effective September 30, 2010, Princeton has notified PIM that it will resign as administrators of the Trust.

3. Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit, through a sub-transfer agency agreement with American Stock Transfer & Trust Company, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas (Deutsche Bank) is the transfer agent, registrar, dividend paying agent and auction agent with respect to the Trust's Auction Market Preferred Shares (AMPS). The Trust pays Deutsche Bank an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank, for providing such services.

In addition, the Trust reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareowner communications activities such as proxy and statement mailings and outgoing phone calls.

46   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

4. Unfunded Loan Commitments

As of May 31, 2010, the Trust had unfunded loan commitments of $4,039,504, (excluding net unrealized depreciation on those commitments of $220,285 as of May 31, 2010) which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                                 Unfunded Loan
Borrower                                                         Commitment
Delphi Holdings LLP, Tranche A-1 Loan                            $   32,763
Delphi Holdings LLP, Tranch A-2 Loan                             $   76,447
Delphi Holdings LLP, Tranche B-1A Loan                           $  331,844
Delphi Holdings LLP, Tranche B-2A Loan                           $  774,303
Sirva Worldwide, Inc., Revolving Credit Loan                     $1,124,147
Smurfit-Stone Container Enterprises, Inc., Term Loan             $1,700,000

5. Trust Shares

There are an unlimited number of common shares of beneficial interest authorized.

Transactions in common shares of beneficial interest for the six months ended May 31, 2010 and year ended November 30, 2009 were as follows:

                                                  5/10           11/09
Shares outstanding at beginning of period         24,428,148     24,428,148
Reinvestment of distributions                         38,335             --
---------------------------------------------------------------------------
Shares outstanding at end of period               24,466,483     24,428,148
---------------------------------------------------------------------------

The Trust may classify or reclassify any unissued shares of beneficial interest into one or more series of preferred shares of beneficial interest. As of May 31, 2010, there were 7,298 AMPS as follows: Series M7-2,434, Series W7-2,432 and Series TH7-2,432.

Dividends on Series M7, Series W7 and Series TH7 are cumulative at a rate which is to be reset every seven days based on the results of an auction. An auction fails if there are more AMPS offered for sale than there are buyers. When an auction fails, the dividend rate for the period will be the maximum rate on the auction dates described in the prospectus for the AMPS. Preferred shareowners will not be able to sell their AMPS at an auction if the auction fails. Since February 2008, the Trust's auctions related to the AMPS have failed. The maximum rate for each series is the greater of 125% of the one week LIBOR rate or the LIBOR rate plus a spread of 1.25%. Dividend rates on AMPS ranged from 1.456% to 1.583% during the six months ended May 31, 2010.

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  47

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, the Trust does not comply with the asset coverage ratios described in the prospectus for the AMPS.

The AMPS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Statement of Preferences are not satisfied.

The holders of AMPS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. Holders of AMPS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares and
(b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions.

6. Pending Litigation

The Trust is currently involved in a litigation matter relating to a Trust investment. The Trust believes the claim is without merit and is defending it vigorously. At May 31, 2010, it is reasonably possible that an adverse outcome may result. Currently, the amount of any judgment cannot be reasonably estimated.

7. Subsequent Events

Subsequent to May 31, 2010, the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.0725 per common share payable June 30, 2010 to common shareowners of record on June 15, 2010.

Subsequent to May 31, 2010, dividends declared and paid on preferred shares totaled $354,482 in aggregate for the three outstanding preferred share series through July 22, 2010.

In preparing these financials statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure, and has determined that other than disclosed above, there were no subsequent events requiring recognition or disclosure in the financials statements.

48   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

ADDITIONAL INFORMATION (unaudited)

During the period, there were no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which has not been approved by the shareowners. There have been no changes in the principle risk factors associated with investment in the Trust.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Trust may purchase, from time to time, its common shares in the open market.

ADDITIONAL INFORMATION REGARDING THE TRUST'S INVESTMENT POLICIES

Event-Linked Bonds

The Trust may invest in "event-linked" bonds, which sometimes are referred to as "insurance-linked" or "catastrophe" bonds. Event-linked bonds are debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. For some event-linked bonds, the trigger event's magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments rather than specified actual losses. If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Trust may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. The Trust is entitled to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument. Event-linked bonds may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. With respect to limitations on investment outside of the U.S., the Trust will consider the region associated with the event-linked risks as opposed to the off-shore domicile of any special purpose issuer. In addition to the specified trigger events, event-linked bonds may also expose the Trust to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  49

Trustees, Officers and Service Providers

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Daniel K. Kingsbury, Executive
Mary K. Bush                                  Vice President
Benjamin M. Friedman                         Mark E. Bradley, Treasurer
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Legal Counsel
Bingham McCutchen LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
American Stock Transfer & Trust Company

Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas

Sub-Administrator
Princeton Administrators, LLC

Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

50   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

                           This page for your notes.





                   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10  51

                           This page for your notes.





52   Pioneer Floating Rate Trust | Semiannual Report | 5/31/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

You can call American Stock Transfer & Trust Company (AST) for:
--------------------------------------------------------------------------------

Account Information                             1-800-710-0935
Or write to AST:
--------------------------------------------------------------------------------
For                                             Write to
General inquiries, lost dividend checks,        American Stock
change of address, lost stock certificates,     Transfer & Trust
stock transfer                                  Operations Center
                                                6201 15th Ave.
                                                Brooklyn, NY 11219
Dividend reinvestment plan (DRIP)               American Stock
                                                Transfer & Trust
                                                Wall Street Station
                                                P.O. Box 922
                                                New York, NY 10269-0560
Website                                         www.amstock.com

For additional information, please contact your investment advisor or visit our website at www.pioneerinvestments.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.


Information not required in semi annual reports on form NCSR.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Information not required in semi annual reports on form NCSR.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to
Section 12 of the Exchange Act.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Floating Rate Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2010

* Print the name and title of each signing officer under his or her signature.